UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – December 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 42.4%

	Financials — 9.3%
$225,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$219,375
1,388,000	American Express Co., 3.000%, 10/30/24	1,328,233
754,000	Bank of America Corp., 3.705%, 4/24/28	723,288
1,000,000	Bank of America Corp. MTN, 4.000%, 1/22/25	974,146
1,470,000	Bank of Montreal (Canada), 3.803%, 12/15/32	1,361,220
1,498,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	1,474,424
535,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 3.424%, 9/19/22(A)	529,565
1,315,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	1,303,903
665,000	Citigroup, Inc., 3.300%, 4/27/25	631,522
467,000	Citigroup, Inc., 4.750%, 5/18/46	431,722
865,000	Credit Suisse AG (Switzerland) MTN, 3.625%, 9/9/24	848,729
1,065,000	Fifth Third Bancorp, 2.875%, 7/27/20	1,058,858
1,351,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	1,131,553
1,200,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	1,185,103
925,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	903,546
1,100,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.487%, 7/24/23(A)	1,068,857
590,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	548,329
740,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	768,188
1,080,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	1,034,861
1,400,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	1,407,314
630,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.207%, 4/23/24(A)	608,672
505,000	JPMorgan Chase & Co., 3.250%, 9/23/22	500,990
975,000	JPMorgan Chase & Co., 3.509%, 1/23/29	923,231
1,534,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,364,529
850,000	Morgan Stanley, 3.737%, 4/24/24	842,762
955,000	Morgan Stanley, 3.950%, 4/23/27	900,369
1,100,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	996,110
1,130,000	PNC Bank NA, 2.700%, 11/1/22	1,098,078
1,223,000	Prudential Financial, Inc., 5.625%, 6/15/43	1,197,721
1,460,000	SunTrust Banks, Inc., 4.000%, 5/1/25	1,464,691
550,000	Wells Fargo & Co., 2.100%, 7/26/21	532,828
535,000	Wells Fargo & Co., 4.125%, 8/15/23	538,160
		29,900,877

	Energy — 6.1%
1,372,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	1,266,775
993,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	904,446
1,280,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,350,400
200,000	CNOOC Finance 2011 Ltd. (British Virgin Islands), 144a, 4.250%, 1/26/21	202,794
350,000	CNOOC Nexen Finance 2014 ULC (Canada), 4.250%, 4/30/24	354,818
1,046,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	1,053,533
150,000	Ecopetrol SA (Colombia), 5.875%, 9/18/23	156,376
1,494,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.488%, 6/15/20(A)	1,488,833
1,286,000	Energy Transfer Partners LP, 4.950%, 6/15/28	1,258,239
795,000	EOG Resources, Inc., 3.900%, 4/1/35	750,564
200,000	Harvest Operations Corp. (Canada), 144a, 4.200%, 6/1/23	205,258
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	486,231
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	380,800
1,600,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	1,554,194
1,292,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	1,304,115
932,000	Newfield Exploration Co., 5.375%, 1/1/26	913,360
1,045,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,191,300
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	208,531
200,000	Petrobras Global Finance BV (Netherlands), 5.299%, 1/27/25	191,000
550,000	Petrobras Global Finance BV (Netherlands), 7.375%, 1/17/27	565,125
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	192,000
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	195,600
1,130,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	974,060
200,000	Petroleos Mexicanos (Mexico), 4.875%, 1/18/24	186,400
535,000	Petroleos Mexicanos (Mexico), 5.350%, 2/12/28	466,787

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.4% (Continued)

	Energy — (Continued)
$250,000	Petroleos Mexicanos (Mexico), 5.500%, 1/21/21	$248,992
265,000	Petroleos Mexicanos (Mexico), 6.350%, 2/12/48	212,000
200,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	161,000
2,200	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	2,189
1,038,000	Valero Energy Corp., 4.350%, 6/1/28	1,028,307
350,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	285,250
		19,739,277

	Consumer Staples — 3.9%
1,604,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 144a, 4.900%, 2/1/46	1,487,526
689,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	620,100
1,570,000	Cargill, Inc., 144a, 3.050%, 4/19/21	1,568,443
1,190,000	Conagra Brands, Inc., 4.850%, 11/1/28	1,170,212
985,000	General Mills, Inc., (3M LIBOR +1.010%), 3.459%, 10/17/23(A)	962,115
1,340,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	1,364,792
1,525,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,499,965
200,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	195,000
810,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	903,744
435,000	Kroger Co. (The), 5.000%, 4/15/42	414,044
591,000	Moody's Corp., 2.750%, 12/15/21	579,592
1,114,000	Reynolds American, Inc., 4.450%, 6/12/25	1,074,157
678,000	Tyson Foods, Inc., 3.900%, 9/28/23	677,056
		12,516,746

	Communication Services — 3.7%
1,190,000	Activision Blizzard, Inc., 4.500%, 6/15/47	1,067,538
460,000	AT&T, Inc., 3.950%, 1/15/25	449,814
275,000	AT&T, Inc., 4.350%, 6/15/45	232,393
865,000	AT&T, Inc., 4.500%, 5/15/35	776,598
1,159,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,191,381
814,000	Comcast Corp., 4.000%, 3/1/48	741,739
1,075,000	Comcast Corp., 4.150%, 10/15/28	1,091,590
925,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	853,406
912,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	917,689
744,000	Qwest Corp., 6.750%, 12/1/21	760,705
1,479,000	Telecom Italia SpA/Milano (Italy), 144a, 5.303%, 5/30/24	1,405,050
550,000	Verizon Communications, Inc., 4.672%, 3/15/55	505,065
886,000	Verizon Communications, Inc., 5.012%, 4/15/49	882,812
1,303,000	Warner Media LLC, 3.800%, 2/15/27	1,222,609
		12,098,389

	Consumer Discretionary — 3.7%
1,286,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	1,273,143
1,110,000	AutoNation, Inc., 5.500%, 2/1/20	1,134,197
2,358,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	2,335,336
1,516,000	Booking Holdings, Inc., 3.600%, 6/1/26	1,472,865
1,554,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.149%, 4/17/20(A)	1,544,088
356,000	Ford Motor Co., 4.750%, 1/15/43	274,542
775,000	Ford Motor Credit Co. LLC, 4.140%, 2/15/23	736,645
555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	525,838
960,000	Home Depot, Inc. (The), 5.950%, 4/1/41	1,178,026
1,550,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	1,550,233
		12,024,913

	Health Care — 3.3%
1,162,000	AbbVie, Inc., 4.450%, 5/14/46	1,016,446
795,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	776,098
1,030,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	1,059,766
380,000	Catholic Health Initiatives, 4.200%, 8/1/23	385,360
952,000	Celgene Corp., 5.000%, 8/15/45	880,298
1,078,000	Cigna Corp., 144a, 4.375%, 10/15/28	1,084,016
1,630,000	CVS Health Corp., 4.300%, 3/25/28	1,593,503
735,000	CVS Health Corp., 5.125%, 7/20/45	715,456
1,016,000	Express Scripts Holding Co., 3.300%, 2/25/21	1,012,270
426,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	411,935
966,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	968,842
860,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	840,831
		10,744,821

	Industrials — 3.2%
1,290,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,510,677
300,000	Cemex SAB de CV (Mexico), 144a, 7.750%, 4/16/26	315,375
1,350,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	1,199,974

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.4% (Continued)

	Industrials — (Continued)
$1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	$1,409,860
587,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	593,610
789,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	814,650
930,000	FedEx Corp., 5.100%, 1/15/44	915,548
334,000	SBA Tower Trust, 144a, 2.898%, 10/15/19	332,031
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	350,862
280,000	Vulcan Materials Co., 4.500%, 4/1/25	278,145
1,400,000	Wabtec Corp., 4.700%, 9/15/28	1,313,001
1,196,000	Westrock Co., 144a, 4.650%, 3/15/26	1,214,276
		10,248,009

	Real Estate — 2.8%
1,040,000	Boston Properties LP REIT, 3.200%, 1/15/25	993,069
1,296,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,201,445
740,000	Kimco Realty Corp. REIT, 3.125%, 6/1/23	715,726
453,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	448,728
1,410,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	1,306,746
880,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	850,255
821,000	Spirit Realty LP REIT, 4.450%, 9/15/26	788,716
1,666,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	1,684,323
985,000	Welltower, Inc. REIT, 4.250%, 4/1/26	983,247
		8,972,255

	Information Technology — 2.7%
1,750,000	Apple, Inc., 2.750%, 1/13/25	1,687,454
1,303,000	Apple, Inc., 4.650%, 2/23/46	1,379,275
1,327,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	1,333,000
650,000	Microsoft Corp., 3.500%, 2/12/35	620,364
1,240,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	1,261,080
1,400,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,346,986
935,000	Visa, Inc., 4.150%, 12/14/35	966,986
		8,595,145

	Utilities — 1.9%
700,000	Duke Energy Progress LLC, 4.150%, 12/1/44	679,569
1,004,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	973,114
200,000	Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA (Argentina), 144a, 9.625%, 7/27/23	168,502
894,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	862,741
945,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	893,654
439,000	Pacific Gas & Electric Co., 144a, 4.650%, 8/1/28	402,461
1,422,000	PacifiCorp., 5.750%, 4/1/37	1,697,550
490,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.729%, 5/15/67(A)	399,796
		6,077,387

	Materials — 1.8%
785,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	851,332
200,000	Braskem Netherlands Finance BV (Netherlands), 144a, 4.500%, 1/10/28	184,852
450,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	455,706
1,510,000	DowDuPont, Inc., 4.493%, 11/15/25	1,554,660
1,144,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	1,031,619
1,481,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	1,510,620
200,000	Suzano Austria GmbH (Austria), 144a, 7.000%, 3/16/47	205,200
		5,793,989
	Total Corporate Bonds	$136,711,808

	U.S. Treasury Obligations — 14.1%
14,260,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/48	13,857,173
12,300,000	U.S. Treasury Inflation Indexed Notes, 0.750%, 7/15/28	12,128,074
7,560,000	U.S. Treasury Note, 2.500%, 5/31/20	7,553,208
10,810,000	U.S. Treasury Note, 2.500%, 3/31/23	10,811,267
1,280,000	U.S. Treasury Note, 2.875%, 8/15/28	1,299,800
	Total U.S. Treasury Obligations	$45,649,522

	U.S. Government Mortgage-Backed Obligations — 12.5%
97,148	FHLMC, Pool #1H1348, (1 Year CMT Rate +2.140%), 4.403%, 10/1/36(A)	102,028
241,145	FHLMC, Pool #1Q0339, (12M LIBOR +1.910%), 4.093%, 4/1/37(A)	249,604
17,922	FHLMC, Pool #A12886, 5.000%, 8/1/33	19,028
57,585	FHLMC, Pool #A13842, 6.000%, 9/1/33	61,954
11,168	FHLMC, Pool #A21415, 5.000%, 5/1/34	11,852
25,797	FHLMC, Pool #A35682, 5.000%, 7/1/35	27,382
13,228	FHLMC, Pool #A36523, 5.000%, 8/1/35	14,041
65,046	FHLMC, Pool #A46590, 5.000%, 8/1/35	68,109
19,549	FHLMC, Pool #A56988, 5.500%, 2/1/37	21,068
6,632	FHLMC, Pool #A64971, 5.500%, 8/1/37	7,143
3,627,245	FHLMC, Pool #A89148, 4.000%, 10/1/39	3,729,394
124,697	FHLMC, Pool #A96485, 4.500%, 1/1/41	130,565
619,334	FHLMC, Pool #A97897, 4.500%, 4/1/41	649,322

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 12.5% (Continued)
$18,847	FHLMC, Pool #C62740, 7.000%, 1/1/32	$20,510
21,297	FHLMC, Pool #C72254, 6.500%, 7/1/32	23,482
71,176	FHLMC, Pool #C90986, 7.000%, 6/1/26	75,266
20,673	FHLMC, Pool #G02184, 5.000%, 4/1/36	21,952
3,432,447	FHLMC, Pool #G05624, 4.500%, 9/1/39	3,579,582
331,749	FHLMC, Pool #G05733, 5.000%, 11/1/39	352,517
174,130	FHLMC, Pool #J13584, 3.500%, 11/1/25	176,498
5,589,772	FHLMC, Pool #Q32917, 3.000%, 4/1/45	5,477,606
65,155	FNMA, Pool #255628, 5.500%, 2/1/25	68,934
13,779	FNMA, Pool #426830, 8.000%, 11/1/24	13,876
37	FNMA, Pool #432269, 6.500%, 8/1/28	37
8,863	FNMA, Pool #540040, 7.500%, 6/1/28	8,864
17,001	FNMA, Pool #561741, 7.500%, 1/1/31	18,965
33,001	FNMA, Pool #640291, 7.000%, 8/1/32	33,406
30,744	FNMA, Pool #653301, 6.500%, 7/1/32	33,015
61,371	FNMA, Pool #653502, 6.500%, 7/1/32	65,904
33,054	FNMA, Pool #670402, 6.500%, 6/1/32	36,881
3,937	FNMA, Pool #725906, (12M LIBOR +1.554%), 4.304%, 8/1/34(A)	4,123
107,974	FNMA, Pool #738887, 5.500%, 10/1/33	114,236
181,265	FNMA, Pool #745257, 6.000%, 1/1/36	197,979
1,533	FNMA, Pool #745974, (12M LIBOR +1.875%), 4.698%, 10/1/36(A)	1,617
68,515	FNMA, Pool #748895, 6.000%, 12/1/33	70,998
62,605	FNMA, Pool #758564, 6.000%, 9/1/24	67,176
81,329	FNMA, Pool #810049, 5.500%, 3/1/35	86,199
126,189	FNMA, Pool #819297, 6.000%, 9/1/35	137,584
809,864	FNMA, Pool #881279, 5.000%, 11/1/36	855,724
36,698	FNMA, Pool #889060, 6.000%, 1/1/38	39,929
83,815	FNMA, Pool #889061, 6.000%, 1/1/38	92,250
10,295	FNMA, Pool #895657, 6.500%, 8/1/36	11,128
151,754	FNMA, Pool #905049, 5.500%, 11/1/36	160,555
45,995	FNMA, Pool #908944, 5.500%, 1/1/37	48,663
519,375	FNMA, Pool #928553, 5.500%, 8/1/37	560,842
1,310,167	FNMA, Pool #931535, 5.500%, 7/1/39	1,415,808
239,578	FNMA, Pool #AA3467, 4.500%, 4/1/39	250,855
381,639	FNMA, Pool #AA4584, 4.500%, 4/1/39	399,608
92,088	FNMA, Pool #AB1800, 4.000%, 11/1/40	94,690
267,772	FNMA, Pool #AB2452, 4.000%, 3/1/26	274,369
3,359,209	FNMA, Pool #AB7845, 3.000%, 2/1/43	3,303,005
85,739	FNMA, Pool #AD3775, 4.500%, 3/1/25	88,568
104,806	FNMA, Pool #AD6193, 5.000%, 6/1/40	110,321
176,146	FNMA, Pool #AE1568, 4.000%, 9/1/40	181,122
557,468	FNMA, Pool #AE2497, 4.500%, 9/1/40	584,672
74,241	FNMA, Pool #AE5441, 5.000%, 10/1/40	78,809
296,573	FNMA, Pool #AH1135, 5.000%, 1/1/41	314,819
374,893	FNMA, Pool #AH3483, 3.500%, 2/1/26	379,740
156,744	FNMA, Pool #AH3671, 4.000%, 2/1/26	160,687
507,599	FNMA, Pool #AH6622, 4.000%, 3/1/41	524,262
644,460	FNMA, Pool #AL0150, 4.000%, 2/1/41	662,667
132,063	FNMA, Pool #AL0211, 5.000%, 4/1/41	140,192
5,185,049	FNMA, Pool #AL5718, 3.500%, 9/1/44	5,209,459
765,065	FNMA, Pool #AS0779, 4.000%, 10/1/43	788,968
66,971	FNMA, Pool #AS7813, 4.000%, 8/1/46	68,400
4,029,262	FNMA, Pool #AS8703, 2.500%, 2/1/32	3,936,515
972,054	FNMA, Pool #AS8855, 3.500%, 2/1/37	983,301
1,017,365	FNMA, Pool #BH6180, 4.000%, 7/1/47	1,037,382
1,657,834	GNMA, Pool #4424, 5.000%, 4/20/39	1,760,602
28,480	GNMA, Pool #5305, 4.000%, 2/20/42	29,414
	Total U.S. Government Mortgage-Backed Obligations	$40,326,023

	Non-Agency Collateralized Mortgage Obligations — 7.6%
3,219	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.234%, 3/25/35(A)(B)	3,210
2,138,187	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.766%, 10/25/45(A)(B)	2,156,212
108,072	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	105,583
6,453	Alternative Loan Trust, Ser 2005-J3, Class 3A1, 6.500%, 9/25/34	6,264
29,350	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	29,332
1,525,728	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.574%, 8/25/43(A)(B)	1,508,133
2,138,643	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.941%, 1/25/45(A)(B)	2,091,564
2,173,961	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.858%, 12/25/44(A)(B)	2,164,379
1,437,121	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	1,454,587
68,054	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 4.157%, 2/25/35(A)(B)	69,174
193,667	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 4.187%, 4/25/35(A)(B)	195,160
44,130	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.059%, 6/25/36(A)(B)	41,328
32,888	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	32,781
2,085,139	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	2,062,968
3,000,000	PMT Loan Trust, Ser 2013-J1, Class A7, 144a, 3.500%, 9/25/43(A)(B)	2,976,091
174,212	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	128,264
305,756	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.645%, 2/25/43(A)(B)	306,637
358,499	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.645%, 2/25/43(A)(B)	361,336
559,114	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.560%, 8/25/43(A)(B)	557,199
547,629	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.508%, 5/25/43(A)(B)	549,650

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 7.6% (Continued)
$1,134,778	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.082%, 7/25/44(A)(B)	$1,150,644
3,291,281	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	3,249,241
3,199,559	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	3,135,443
143	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Ser 2004-21XS, Class 2A6B, 5.650%, 12/25/34(A)(B)	141
108,013	Structured Asset Securities Corp. Trust, Ser 2005-17, Class 5A1, 5.500%, 10/25/35	82,570
92,008	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	84,269
85,692	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 4.466%, 6/25/33(A)(B)	86,533
	Total Non-Agency Collateralized Mortgage Obligations	$24,588,693

	Asset-Backed Securities — 7.6%
2,246,123	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,310,067
2,400,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class B, 144a, 3.420%, 12/20/21	2,386,176
2,928	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	3,004
2,955,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,987,625
356,218	CWHEQ Home Equity Loan Trust, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)(B)	352,579
387,696	Elara HGV Timeshare Issuer LLC, Ser 2017-A, Class A, 144a, 2.690%, 3/25/30	383,182
223,897	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(A)(B)	230,889
1,100,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class B, 144a, 3.520%, 3/25/21	1,094,515
3,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	3,279,870
1,693,563	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	1,688,770
1,239,257	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,376,195
264,828	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	260,042
917	RASC Trust, Ser 2001-KS3, Class AI6, 5.960%, 9/25/31(A)(B)	941
295,354	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	299,670
237,095	SpringCastle America Funding LLC, Ser 2016-AA, Class A, 144a, 3.050%, 4/25/29	234,802
3,100,000	Tesla Auto Lease Trust, Ser 2018-B, Class C, 144a, 4.360%, 10/20/21	3,115,965
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	710,205
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.566%, 10/15/30(A)	589,548
3,291,750	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,154,616
	Total Asset-Backed Securities	$24,458,661

	Sovereign Government Obligations — 5.3%
575,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	540,983
250,000	Argentine Republic Government International Bond, 7.125%, 6/28/17	178,750
400,000	Colombia Government International Bond, 4.000%, 2/26/24	396,000
844,000	Colombia Government International Bond, 5.000%, 6/15/45	803,488
250,000	Colombia Government International Bond, 6.125%, 1/18/41	270,000
200,000	Costa Rica Government International Bond, 144a, 4.375%, 4/30/25	169,250
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	152,000
300,000	Croatia Government International Bond, 144a, 5.500%, 4/4/23	314,618
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	202,184
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	149,437
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	98,500
300,000	Ecuador Government International Bond, 144a, 10.500%, 3/24/20	302,250
350,000	Egypt Government International Bond, 144a, 6.125%, 1/31/22	343,378
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	190,532
200,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	180,261
200,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	183,200
750,000	Hungary Government International Bond, 5.375%, 3/25/24	802,725

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 5.3% (Continued)
$300,000	Indonesia Government International Bond, 144a, 3.850%, 7/18/27	$285,061
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	179,980
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	171,562
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	178,568
200,000	Mexico Government International Bond, 4.125%, 1/21/26	195,500
1,310,000	Mexico Government International Bond, 4.350%, 1/15/47	1,122,670
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	189,010
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	193,544
200,000	Nigeria Government International Bond, 144a, 6.375%, 7/12/23	191,717
400,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	362,489
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	229,000
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	174,855
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	266,850
200,000	Panama Government International Bond, 3.750%, 3/16/25	198,102
200,000	Panama Government International Bond, 4.500%, 4/16/50	191,500
200,000	Papua New Guinea Government International Bond, 144a, 8.375%, 10/4/28	201,250
200,000	Paraguay Government International Bond, 144a, 4.625%, 1/25/23	200,300
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	297,750
1,135,000	Province of Alberta Canada, 2.200%, 7/26/22	1,109,583
1,333,000	Province of Ontario Canada, 1.875%, 5/21/20	1,317,860
300,000	Province of Santa Fe, 144a, 7.000%, 3/23/23	253,878
200,000	Republic of Armenia International Bond, 144a, 6.000%, 9/30/20	201,718
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	497,398
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	203,748
300,000	Republic of Poland Government International Bond, 3.250%, 4/6/26	293,704
200,000	Republic of Poland Government International Bond, 4.000%, 1/22/24	204,601
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	279,570
250,000	Romanian Government International Bond, 144a, 4.875%, 1/22/24	256,562
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	336,617
350,000	Turkey Government International Bond, 4.875%, 4/16/43	259,500
400,000	Turkey Government International Bond, 5.125%, 3/25/22	389,198
100,000	Ukraine Government International Bond, 7.750%, 9/1/26	85,155
200,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	158,646
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	352,500
703,000	Uruguay Government International Bond, 4.975%, 4/20/55	668,560
	Total Sovereign Government Obligations	$16,976,062

	Agency Collateralized Mortgage Obligations — 4.4%
5,011,058	FHLMC REMIC, Ser 3331 Class PE, 6.000%, 6/15/37	5,459,484
1,417,682	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,501,417
775,000	FHLMC REMIC, Ser 4092, Class AY, 3.000%, 8/15/32	748,020
171,483	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 7.870%, 12/25/29(A)(B)	196,846
260,893	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	286,447
1,846,927	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	71,582
87,601	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	87,119
890,936	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	893,897
30,377	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(A)(B)	32,252
100,463	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 2.756%, 8/25/44(A)	99,840
2,750,000	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	2,869,590
7,926,058	GNMA, Ser 2012-147, Class IO, 0.563%, 4/16/54(A)(B)(C)	272,683
4,310,795	GNMA, Ser 2016-113, Class IO, 1.192%, 2/16/58(A)(B)(C)	391,400

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 4.4% (Continued)
$17,228,107	GNMA, Ser 2016-140, Class IO, 0.935%, 5/16/58(A)(B)(C)	$1,256,541
90,373	GNMA, Ser 2017-120, Class UZ, 4.000%, 8/20/47	84,483
	Total Agency Collateralized Mortgage Obligations	$14,251,601

	Commercial Mortgage-Backed Securities — 4.2%
34,626,503	Core Industrial Trust, Ser 2015-CALW, Class XA, 144a, 0.810%, 2/10/34(A)(B)(C)	743,497
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	569,029
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	536,436
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	599,083
3,400,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	3,295,892
3,000,000	Hudson Yards 2016-10HY Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	2,844,027
528,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 10/6/38(A)(B)	485,612
1,250,000	STWD 2018-URB Mortgage Trust, Ser 2018-URB, Class C, 144a, (1M LIBOR + 1.550%), 4.005%, 5/15/35(A)	1,239,924
3,100,000	UBS Commercial Mortgage Trust, Ser 2018-C15, Class ASB, 4.197%, 12/15/51	3,228,811
	Total Commercial Mortgage-Backed Securities	$13,542,311

Shares

	Preferred Stock — 0.4%

	Utilities — 0.4%
56,859	Integrys Holding, Inc., 6.000%, 8/1/73	$1,344,715

	Short-Term Investment Fund — 0.6%
1,967,747	Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	1,967,747

	Total Investment Securities —99.1%
	(Cost $326,134,407)	$319,817,143

	Other Assets in
	Excess of Liabilities — 0.9%	2,906,668
	Net Assets — 100.0%	$322,723,811

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

7

Touchstone Active Bond Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $93,923,148 or 29.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$136,711,808	$—	$136,711,808
U.S. Treasury Obligations	—	45,649,522	—	45,649,522
U.S. Government Mortgage-Backed Obligations	—	40,326,023	—	40,326,023
Non-Agency Collateralized Mortgage Obligations	—	24,588,693	—	24,588,693
Asset-Backed Securities	—	24,458,661	—	24,458,661
Sovereign Government Obligations	—	16,976,062	—	16,976,062
Agency Collateralized Mortgage Obligations	—	14,251,601	—	14,251,601
Commercial Mortgage-Backed Securities	—	13,542,311	—	13,542,311
Preferred Stock	1,344,715	—	—	1,344,715
Short-Term Investment Fund	1,967,747	—	—	1,967,747
Other Financial Instruments***
Futures Interest Rate Contracts	527,214	—	—	527,214
Total Assets	$3,839,676	$316,504,681	$—	$320,344,357

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments***
Futures Interest Rate Contracts	$(612,930)	$—	$—	$(612,930)
Total	$3,226,746	$316,504,681	$—	$319,731,427

***Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized appreciation (depreciation) on futures contracts.

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Futures Contracts

At December 31, 2018, $118,274 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2018:

				Value and
				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Amount	(Depreciation)
Short Futures:
5-Year US Note Futures	4/3/2019	374	$42,279,533	$(612,930)
Long Futures:
2-Year US Note Futures	4/3/2019	416	87,795,502	527,214
				$(85,716)

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Anti-Benchmark® International Core Equity Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Japan — 25.2%

Communication Services — 2.5%
Fuji Media Holdings, Inc.	17,100	$235,766
KDDI Corp.	5,700	136,201
Nintendo Co. Ltd.	200	53,108
Nippon Telegraph & Telephone Corp.	1,400	57,119
NTT DOCOMO, Inc.	5,100	114,593

Consumer Discretionary — 9.3%
ABC-Mart, Inc.	6,500	359,963
Asics Corp.	7,800	99,065
Bandai Namco Holdings, Inc.	6,900	309,805
Don Quijote Holdings Co. Ltd.	1,800	111,288
K's Holdings Corp.	7,100	69,886
Mitsubishi Motors Corp.	13,500	73,517
Nitori Holdings Co. Ltd.	1,700	212,909
Sega Sammy Holdings, Inc.	3,300	46,004
Shimamura Co. Ltd.	3,300	252,699
Skylark Holdings Co. Ltd.	21,000	331,519
Suzuki Motor Corp.	3,100	156,275
Yamada Denki Co. Ltd.	39,100	187,786

Consumer Staples — 8.2%
Ain Holdings, Inc.	4,400	315,458
Cosmos Pharmaceutical Corp.	900	150,164
Ezaki Glico Co. Ltd.	5,800	294,469
FamilyMart UNY Holdings Co. Ltd.	1,800	226,538
Lawson, Inc.	5,700	360,551
Lion Corp.	10,200	210,809
NH Foods Ltd.	5,900	221,793
Yamazaki Baking Co. Ltd.	8,300	173,820

Energy — 0.7%
Idemitsu Kosan Co. Ltd.	5,300	172,391

Health Care — 2.7%
Nihon Kohden Corp.	10,100	329,293
Ono Pharmaceutical Co. Ltd.	9,900	202,165
Sumitomo Dainippon Pharma Co. Ltd.	3,000	95,671

Industrials — 1.2%
Park24 Co. Ltd.	10,800	237,828
Yamato Holdings Co. Ltd.	1,800	49,350

Information Technology — 0.2%
Otsuka Corp.	2,000	55,043

Utilities — 0.4%
Kansai Electric Power Co., Inc. (The)	6,800	101,978
Total Japan		6,004,824

Hong Kong — 11.2%

Communication Services — 1.5%
PCCW Ltd.	606,000	348,948

Consumer Discretionary — 1.4%
Techtronic Industries Co. Ltd.	9,000	47,760
Yue Yuen Industrial Holdings Ltd.	87,500	280,113

Consumer Staples — 2.7%
Dairy Farm International Holdings Ltd.	27,200	246,547
Sun Art Retail Group Ltd.	178,500	181,523
WH Group Ltd., 144a	294,000	225,806

Industrials — 2.7%
Jardine Matheson Holdings Ltd.	5,500	382,958
Jardine Strategic Holdings Ltd.	7,100	260,315

Information Technology — 0.9%
ASM Pacific Technology Ltd.	22,100	213,358

Real Estate — 2.0%
Link REIT	36,000	364,958
Swire Properties Ltd.	21,600	75,895
Wharf Holdings Ltd. (The)	13,000	33,892
Total Hong Kong		2,662,073

United Kingdom — 9.6%

Communication Services — 2.5%
Cineworld Group PLC	75,566	253,719
Pearson PLC	28,941	346,710

Consumer Discretionary — 1.2%
Compass Group PLC	1,706	35,879
Next PLC	4,774	243,077

Energy — 0.1%
TechnipFMC PLC	1,672	33,636

Financials — 1.2%
IG Group Holdings PLC	37,722	274,059

Health Care — 0.8%
ConvaTec Group PLC, 144a	18,272	32,365
GW Pharmaceuticals PLC ADR*	1,500	146,085

Industrials — 2.1%
Cobham PLC*	236,363	294,699
easyJet PLC	10,595	149,292
Royal Mail PLC	18,816	65,308

Information Technology — 0.7%
Micro Focus International PLC	10,077	176,535

Utilities — 1.0%
Centrica PLC	132,544	228,635
Total United Kingdom		2,279,999

10

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.1% (Continued)

Australia — 7.2%

Consumer Discretionary — 1.3%
Domino's Pizza Enterprises Ltd.	7,807	$223,648
Flight Centre Travel Group Ltd.	2,547	77,025

Consumer Staples — 0.4%
Metcash Ltd.	55,979	96,682

Financials — 0.2%
nib holdings Ltd.	13,918	51,026

Health Care — 0.5%
Healthscope Ltd.	83,021	130,401

Materials — 4.1%
Evolution Mining Ltd.	114,702	298,387
Fortescue Metals Group Ltd.	39,647	116,910
Newcrest Mining Ltd.	18,164	279,163
Northern Star Resources Ltd.	43,659	284,987

Utilities — 0.7%
APA Group	27,080	162,213
Total Australia		1,720,442

Germany — 5.7%

Communication Services — 1.1%
Telefonica Deutschland Holding AG	68,692	270,367

Consumer Discretionary — 2.8%
adidas AG	1,417	296,138
Puma SE	511	249,999
Zalando SE, 144a*	4,890	126,350

Consumer Staples — 1.6%
METRO AG	20,842	320,699
Royal Unibrew A/S	683	47,191

Industrials — 0.2%
OSRAM Licht AG	1,048	45,608
Total Germany		1,356,352

Denmark — 5.2%

Consumer Discretionary — 0.7%
Pandora A/S	4,358	177,423

Health Care — 3.3%
Ambu A/S	6,591	159,222
Genmab A/S*	265	43,571
H Lundbeck A/S	4,996	219,888
Novo Nordisk A/S	7,738	355,384

Industrials — 1.2%
Vestas Wind Systems A/S	3,671	277,890
Total Denmark		1,233,378

Israel — 3.8%

Communication Services — 1.2%
Bezeq The Israeli Telecommunication Corp.	289,561	282,562

Financials — 0.5%
Bank Leumi Le-Israel BM	17,972	108,641

Health Care — 0.7%
Teva Pharmaceutical Industries Ltd.*	10,374	159,580

Information Technology — 1.4%
Nice Ltd.*	3,194	346,043
Total Israel		896,826

Belgium — 3.6%

Communication Services — 1.0%
Telenet Group Holding NV	5,195	241,632

Consumer Staples — 1.1%
Colruyt SA	3,556	253,618

Health Care — 1.5%
UCB SA	4,298	351,046
Total Belgium		846,296

Ireland — 3.5%

Consumer Discretionary — 0.5%
Paddy Power Betfair PLC	1,518	123,985

Consumer Staples — 1.7%
Glanbia PLC	1,830	34,386
Kerry Group PLC - Class A	3,572	354,012

Financials — 1.1%
AIB Group PLC	60,986	257,161

Health Care — 0.1%
Amarin Corp. PLC ADR*	1,800	24,498

Materials — 0.1%
James Hardie Industries PLC	2,552	27,803
Total Ireland		821,845

Netherlands — 3.4%

Consumer Staples — 1.5%
Koninklijke Ahold Delhaize NV	13,989	353,816

Energy — 0.3%
SBM Offshore NV	5,655	83,555

Financials — 0.8%
Aegon NV	38,211	178,967

Industrials — 0.8%
Signify NV, 144a	7,973	186,517
Total Netherlands		802,855

11

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.1% (Continued)

France — 3.3%

Communication Services — 1.0%
Eutelsat Communications SA	12,402	$244,334

Consumer Staples — 0.2%
Carrefour SA	2,566	43,845

Industrials — 1.1%
Air France-KLM*	22,695	246,462

Information Technology — 1.0%
Ingenico Group SA	4,252	241,205
Total France		775,846

Norway — 2.6%

Consumer Staples — 1.9%
Mowi ASA	16,292	343,395
Orkla ASA	8,942	70,015
Salmar ASA	1,104	54,757

Materials — 0.7%
Norsk Hydro ASA	36,005	163,141
Total Norway		631,308

Sweden — 2.6%

Consumer Discretionary — 0.9%
Hennes & Mauritz AB	14,677	208,723

Consumer Staples — 0.3%
ICA Gruppen AB	1,911	68,269

Health Care — 0.3%
Elekta AB - Class B	5,991	71,138

Information Technology — 1.1%
Telefonaktiebolaget LM Ericsson - Class B	30,927	273,765
Total Sweden		621,895

Finland — 2.4%

Energy — 1.2%
Neste Oyj	3,544	274,386

Health Care — 0.5%
Orion Oyj - Class B	3,573	124,301

Information Technology — 0.7%
Nokia OYJ	29,278	169,962
Total Finland		568,649

Italy — 2.4%

Consumer Discretionary — 0.6%
PRADA SpA	40,200	132,643

Financials — 1.5%
UniCredit SpA	10,942	123,939
Unione di Banche Italiane SpA	77,542	225,079

Industrials — 0.3%
Atlantia SpA	4,036	83,526
Total Italy		565,187

New Zealand — 2.0%

Communication Services — 1.4%
Spark New Zealand Ltd.	124,369	346,918

Consumer Staples — 0.6%
a2 Milk Co. Ltd.*	18,072	135,767
Total New Zealand		482,685

Singapore — 1.1%

Industrials — 1.1%
SATS Ltd.	76,900	263,388

Austria — 1.0%

Financials — 1.0%
Erste Group Bank AG	4,526	150,071
Raiffeisen Bank International AG	3,720	94,923
Total Austria		244,994

Luxembourg — 1.0%

Communication Services — 1.0%
SES SA	12,124	232,120

Spain — 0.9%

Financials — 0.5%
Bankia SA	35,921	105,098

Industrials — 0.2%
Siemens Gamesa Renewable Energy SA*	4,171	50,784

Utilities — 0.2%
Red Electrica Corp. SA	2,388	53,253
Total Spain		209,135

United States — 0.8%

Consumer Discretionary — 0.3%
Carnival PLC	1,776	85,183

Industrials — 0.5%
Reliance Worldwide Corp. Ltd.	36,451	114,250
Total United States		199,433

12

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.1% (Continued)

Switzerland — 0.6%

Consumer Staples — 0.2%
Chocoladefabriken Lindt & Spruengli AG	7	$43,497

Industrials — 0.4%
dormakaba Holding AG	179	108,289
Total Switzerland		151,786
Total Common Stocks		$23,571,316

Short-Term Investment Fund — 0.4%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	95,650	95,650

Total Investment Securities —99.5%
(Cost $24,640,436)		$23,666,966

Other Assets in Excess of Liabilities — 0.5%		117,247

Net Assets — 100.0%		$23,784,213

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $571,038 or 2.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
Japan	$—	$6,004,824	$—	$6,004,824
Hong Kong	—	2,662,073	—	2,662,073
United Kingdom	456,023	1,823,976	—	2,279,999
Australia	130,401	1,590,041	—	1,720,442
Germany	249,999	1,106,353	—	1,356,352
Denmark	177,423	1,055,955	—	1,233,378
Israel	—	896,826	—	896,826
Belgium	—	846,296	—	846,296
Ireland	412,896	408,949	—	821,845
Netherlands	353,816	449,039	—	802,855
France	—	775,846	—	775,846
Norway	—	631,308	—	631,308
Sweden	—	621,895	—	621,895
Finland	—	568,649	—	568,649
Italy	—	565,187	—	565,187
New Zealand	—	482,685	—	482,685
Singapore	—	263,388	—	263,388
Austria	—	244,994	—	244,994
Luxembourg	232,120	—	—	232,120
Spain	—	209,135	—	209,135
United States	199,433	—	—	199,433
Switzerland	—	151,786	—	151,786
Short-Term Investment Fund	95,650	—	—	95,650
Total	$2,307,761	$21,359,205	$ — $	23,666,966

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Anti-Benchmark® US Core Equity Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Consumer Discretionary — 19.8%
Advance Auto Parts, Inc.	633	$99,672
AutoZone, Inc.*	95	79,642
Chipotle Mexican Grill, Inc.*	1,001	432,222
Domino's Pizza, Inc.	748	185,497
Etsy, Inc.*	637	30,302
Expedia Group, Inc.	3,294	371,069
Foot Locker, Inc.	6,668	354,738
General Motors Co.	2,183	73,021
GrubHub, Inc.*	3,171	243,564
H&R Block, Inc.	18,197	461,658
Hasbro, Inc.	861	69,956
L Brands, Inc.	4,878	125,218
Lululemon Athletica, Inc. (Canada)*	2,109	256,475
McDonald's Corp.	168	29,832
Michael Kors Holdings Ltd. (United Kingdom)*	8,335	316,063
Newell Brands, Inc.	7,130	132,547
Nordstrom, Inc.	670	31,229
Tesla, Inc.*	814	270,899
Tiffany & Co.	1,153	92,828
Ulta Beauty, Inc.*	1,973	483,069
Wynn Resorts Ltd.	3,576	353,702
Yum China Holdings, Inc. (China)	1,043	34,972
		4,528,175

Financials — 13.6%
AGNC Investment Corp.	33,189	582,135
Annaly Capital Management, Inc.	62,605	614,781
Cboe Global Markets, Inc.	6,100	596,763
CME Group, Inc.	1,728	325,071
Everest Re Group Ltd. (Bermuda)	2,276	495,622
MarketAxess Holdings, Inc.	2,343	495,099
		3,109,471

Health Care — 13.0%
Alnylam Pharmaceuticals, Inc.*	2,540	185,191
Bristol-Myers Squibb Co.	7,969	414,229
DENTSPLY SIRONA, Inc.	3,469	129,081
DexCom, Inc.*	2,408	288,478
Exact Sciences Corp.*	2,968	187,281
Exelixis, Inc.*	8,830	173,686
Humana, Inc.	2,043	585,279
Jazz Pharmaceuticals PLC (Ireland)*	496	61,484
McKesson Corp.	489	54,020
Molina Healthcare, Inc.*	1,682	195,482
Nektar Therapeutics*	6,743	221,642
Neurocrine Biosciences, Inc.*	1,770	126,396
Perrigo Co. PLC (Ireland)	2,100	81,375
Sarepta Therapeutics, Inc.*	341	37,213
Universal Health Services, Inc.	1,635	190,576
WellCare Health Plans, Inc.*	155	36,594
		2,968,007

Utilities — 12.7%
Aqua America, Inc.	777	26,566
CMS Energy Corp.	4,095	203,317
Consolidated Edison, Inc.	8,526	651,898
Dominion Energy, Inc.	1,597	114,122
Edison International	7,638	433,609
Eversource Energy	8,021	521,686
Exelon Corp.	835	37,658
NextEra Energy, Inc.	1,606	279,155
NiSource, Inc.	1,828	46,340
PG&E Corp.*	10,275	244,031
Public Service Enterprise Group, Inc.	1,764	91,816
Sempra Energy	2,494	269,826
		2,920,024

Consumer Staples — 11.3%
Bunge Ltd.	9,556	510,673
Campbell Soup Co.	15,835	522,397
Clorox Co. (The)	2,099	323,540
Coca-Cola European Partners PLC (United Kingkom)	616	28,244
Conagra Brands, Inc.	1,098	23,453
General Mills, Inc.	3,208	124,920
Hershey Co. (The)	1,365	146,301
JM Smucker Co. (The)	713	66,658
Kellogg Co.	1,203	68,583
Kimberly-Clark Corp.	372	42,386
Kroger Co. (The)	17,216	473,440
Lamb Weston Holdings, Inc.	517	38,031
Molson Coors Brewing Co.	553	31,056
Procter & Gamble Co. (The)	464	42,651
Tyson Foods, Inc. - Class A	2,602	138,947
		2,581,280

Real Estate — 8.0%
American Tower Corp. REIT	421	66,598
Crown Castle International Corp. REIT	2,201	239,095
Equinix, Inc. REIT	212	74,743
Extra Space Storage, Inc. REIT	7,344	664,485
HCP, Inc. REIT	1,082	30,220
Public Storage REIT	2,236	452,589
Realty, Income Corp. REIT	4,183	263,696
Ventas, Inc. REIT	793	46,462
		1,837,888

Industrials — 5.5%
CH Robinson Worldwide, Inc.	788	66,263
General Electric Co.	38,436	290,961
Middleby Corp. (The)*	619	63,590
Nielsen Holdings PLC	13,906	324,427
WW Grainger, Inc.	1,816	512,766
		1,258,007

Materials — 5.0%
AXAlta Coating Systems Ltd.*	19,309	452,217
Newmont Mining Corp.	20,375	705,994
		1,158,211

Communication Services — 3.9%
AT&T, Inc.	1,660	47,376
Discovery, Inc. - Class C*	1,185	27,350

14

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.7% (Continued)

Communication Services — (Continued)
TripAdvisor, Inc.*	605	$32,634
Twitter, Inc.*	9,380	269,581
Verizon Communications, Inc.	1,061	59,649
Viacom, Inc. - Class B	16,823	432,351
Zayo Group Holdings, Inc.*	1,627	37,161
		906,102

Information Technology — 3.9%
Advanced Micro Devices, Inc.*	5,574	102,896
Check Point Software Technologies Ltd. (Israel)*	1,062	109,014
IPG Photonics Corp.*	429	48,601
National Instruments Corp.	955	43,338
Palo Alto Networks, Inc.*	218	41,060
Symantec Corp.	20,310	383,757
VMware, Inc., - Class A	1,182	162,088
		890,754

Energy — 2.0%
Baker Hughes a GE Co.	7,748	166,582
Cimarex Energy Co.	775	47,779
Diamondback Energy, Inc.	609	56,454
Helmerich & Payne, Inc.	729	34,948
HollyFrontier Corp.	740	37,829
Marathon Oil Corp.	2,376	34,072
Parsley Energy, Inc. - Class A*	4,590	73,348
		451,012
Total Common Stocks		$22,608,931

Short-Term Investment Fund — 1.2%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	262,751	262,751

Total Investment Securities —99.9%
(Cost $24,550,403)		$22,871,682

Other Assets in Excess of Liabilities — 0.1%		24,497

Net Assets — 100.0%		$22,896,179

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks	$22,608,931	$—	$—	$22,608,931
Short-Term Investment Fund	262,751	—	—	262,751
Total Assets	$22,871,682	$—	$—	$22,871,682

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Arbitrage Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 88.1%

Financials — 66.4%
AMCI Acquisition Corp.*	225,000	$2,238,750
Arya Sciences Acquisition Corp.*	67,190	678,619
Capitol Investment Corp. IV*	323,768	3,341,286
CF Finance Acquisition Corp.*†	364,705	3,647,050
ChaSerg Technology Acquisition Corp.*	130,159	1,292,479
Churchill Capital Corp.*	445,000	4,503,400
Collier Creek Holdings*	434,038	4,340,380
DD3 Acquisition Corp. (Mexico)*	136,276	1,365,486
DFB Healthcare Acquisitions Corp.*	117,500	1,186,750
Far Point Acquisition Corp.*	401,491	4,034,984
Federal Street Acquisition Corp. - Class A*	345,205	3,531,447
FinTech Acquisition Corp. III*	206,888	2,075,087
Forum Merger II Corp.*	100,980	1,017,879
GigCapital, Inc.*	146,056	1,543,812
Gores Holdings III, Inc.*	411,800	4,118,000
Graf Industrial Corp.*	248,134	2,468,933
GS Acquisition Holdings Corp.*	204,489	2,096,012
GS Acquisition Holdings Corp. - Class A*	170,457	1,670,479
GTY Technology Holdings, Inc.*	3,800	38,380
GTY Technology Holdings, Inc. - Class A*	91,320	908,634
Haymaker Acquisition Corp.*	423,814	4,471,238
Legacy Acquisition Corp.*	427,014	4,347,003
Leisure Acquisition Corp.*	155,829	1,573,873
Leo Holdings Corp. (United Kingdom)*	182,732	1,862,039
Mosaic Acquisition Corp.*	562,095	5,688,401
Mudrick Capital Acquisition Corp.*	158,259	1,598,416
Nebula Acquisition Corp.*	190,000	1,903,800
One Madison Corp.*	311,495	3,233,318
Pensare Acquisition Corp.*	111,167	1,126,122
Platinum Eagle Acquisition Corp.*	179,774	1,848,077
Pure Acquisition Corp.*	437,422	4,505,447
Regalwood Global Energy Ltd.*	162,178	1,650,972
Saban Capital Acquisition Corp. - Class A*	171,593	1,731,373
Schultze Special Purpose Acquisition Corp.*	200,000	1,990,000
Sentinel Energy Services, Inc. - Class A*	187,084	1,874,582
Social Capital Hedosophia Holdings Corp.*	266,607	2,727,390
Spartan Energy Acquisition Corp.*	477,995	4,779,950
Tiberius Acquisition Corp.*	58,816	588,160
TKK Symphony Acquisition Corp. (Hong Kong)*	127,089	1,270,890
TPG Pace Holdings Corp. - Class A*†	358,223	3,582,230
TPG Pace Holdings Corp.*	31,000	323,020
Twelve Seas Investment Co. (United Kingdom)*	108,689	1,092,324
Vantage Energy Acquisition Corp.*	102,500	1,045,500
		100,911,972

Communication Services — 6.8%
Pandora Media, Inc.*	312,069	2,524,638
Tribune Media Co. - Class A††	82,782	3,756,647
Twenty-First Century Fox, Inc. - Class B††	85,254	4,073,436
		10,354,721

Health Care — 4.8%
athenahealth, Inc.*	13,000	1,715,090
Cigna Corp.	9,736	1,849,061
CVS Health Corp.	27,060	1,772,971
TESARO, Inc.*	25,970	1,928,273
		7,265,395

Information Technology — 4.2%
Apptio, Inc. - Class A*	26,000	986,960
ARRIS International PLC*	94,400	2,885,808
Verra Mobility Corp.*	260,729	2,544,715
		6,417,483

Industrials — 2.2%
NRC Group Holdings Corp.*†	63,985	489,485
United Technologies Corp.	17,584	1,872,344
USG Corp.	24,940	1,063,940
		3,425,769

Consumer Discretionary — 2.0%
International Speedway Corp. - Class A	9,500	416,670
Lennar Corp. - Class B	771	24,156
Waitr Holdings, Inc.*†	227,389	2,535,387
		2,976,213

Energy — 1.7%
Altus Midstream Co. - Class A*†	96,406	745,218
Magnolia Oil & Gas Corp.*	159,397	1,786,840
		2,532,058
Total Common Stocks		$133,883,611

Principal
Amount

	Corporate Bonds — 5.9%

	Energy — 2.1%
$550,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$341,000

3,000,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.000%, 8/1/26	2,895,000
		3,236,000

	Consumer Discretionary — 1.8%
1,750,000	Williams Scotsman International, Inc., 144a, 6.875%, 8/15/23	1,680,000
1,100,000	Williams Scotsman International, Inc., 144a, 7.875%, 12/15/22	1,075,250
		2,755,250

	Health Care — 0.9%
1,300,000	Agiliti Health, Inc., 7.625%, 8/15/20	1,290,250

16

Touchstone Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 5.9% (Continued)

	Financials — 0.6%
$500,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 3.186%, 2/15/27(A)	$435,000

500,000	JPMorgan Chase & Co., (3M LIBOR +0.950%), 3.753%, 9/30/34(A)	440,000
		875,000

	Materials — 0.5%
750,000	USG Corp., 144a, 4.875%, 6/1/27	755,625
	Total Corporate Bonds	8,912,125

	Shares

Warrants — 1.9%

Financials — 1.1%
Black Ridge Acquisition Corp., Exp 10/25/22, Price $11.50*	139,049	41,715
Constellation Alpha Capital Corp. - Class R, Exp 3/23/24, Price $11.50*	397,102	41,696
Federal Street Acquisition Corp. - Class A, Exp 7/24/22, Price $11.50*	297,226	181,010
GTY Technology Holdings, Inc. - Class A, Exp 11/14/21, Price $11.50*	126,663	98,671
Legacy Acquisition Corp. - Class A, Exp 11/30/22, Price $11.50*	170,800	56,535
Pensare Acquisition Corp., Exp 8/8/22, Price $11.50*	199,373	39,875
Platinum Eagle Acquisition Corp., Exp 3/5/25, Price $11.50*	10,746	13,970
Regalwood Global Energy Ltd.- Class A, Exp 12/5/22, Price $11.50*	71,556	71,556
Saban Capital Acquisition Corp. - Class A, Exp 9/21/21, Price $11.50*	288,722	173,233
Sentinel Energy Services, Inc. - Class A, Exp 12/22/22, Price $11.50*	174,140	144,536
Social Capital Hedosophia Holdings Corp., Exp 9/25/22, Price $11.50*	163,908	108,179
Thunder Bridge Acquisition Ltd. - Class A, Exp 7/17/22, Price $11.50*	288,555	100,994
TPG Pace Holdings Corp. - Class A, Exp 8/18/22, Price $11.50*	288,055	299,577
Trinity Merger Corp. - Class A, Exp 5/31/23, Price $11.50*	295,000	116,525
Vantage Energy Acquisition Corp. - Class A, Exp 4/12/24, Price $11.50*	261,747	123,021
VectoIQ Acquisition Corp., Exp 6/11/23, Price $11.50*	152,924	65,757
		1,676,850

Energy — 0.3%
Alta Mesa Resources, Inc. - Class A Exp 2/9/23, Price $11.50*	182,631	15,432
Altus Midstream Co. - Class A, Exp 11/12/23, Price $11.50*	242,056	159,757
Magnolia Oil & Gas Corp., Exp 7/31/23, Price $11.50*	74,276	225,056
US Well Services, Inc. Exp 11/09/23, Price $5.75*	208,285	124,971
		525,216

Industrials — 0.2%
Concrete Pumping Holdings, Inc. Exp 12/6/23, Price $11.50*	65,849	51,362
NRC Group Holdings Corp., Exp 6/15/24, Price $11.50*	222,807	180,474
		231,836

Consumer Discretionary — 0.1%
Waitr Holdings, Inc., Exp 06/01/23, Price $11.50*	141,817	205,635

Information Technology — 0.1%
Verra Mobility Corp. Exp 10/17/23, Price $11.50*	104,169	192,713

Health Care — 0.1%
Organogenesis Holdings, Inc. Exp 12/31/21, Price $11.50(B)*	520,742	78,111
Total Warrants		$2,910,361

Preferred Stock — 1.2%

Energy — 1.2%
NRC Group Holdings LLC, 144a, 7.000%(B)(C)	18,300	$1,830,000

Exchange-Traded Funds — 0.2%
Consumer Discretionary Select Sector SPDR Fund	594	58,812
Health Care Select Sector SPDR Fund	598	51,733
Industrial Select Sector SPDR Fund	221	14,235
Real Estate Select Sector SPDR Fund	1,574	48,794
Technology Select Sector SPDR Fund	2,748	170,321
Total Exchange-Traded Funds		$343,895

	Number
	of
	Rights

Rights — 0.1%
Black Ridge Acquisition Corp. Exp 7/1/19, Strike Price $11.50*	87,549	34,144
Pensare Acquisition Corp. Exp 2/1/19, Strike Price $11.50*	298,360	86,524
Media General, Inc. Exp 12/31/23, Strike Price $10.00(B)*	180,000	18,000
Total Rights		$138,668

17

Touchstone Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value
Purchased Options — 0.0%
Purchased Call Options — 0.0%
Red Hat Inc., Strike @185.00, Exp 01/19††	200	$3,512,800	$—

	Shares

Short-Term Investment Funds — 5.8%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	5,696,565	5,696,565
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	3,056,105	3,056,105
Total Short-Term Investment Funds		$8,752,670
Total Long Positions
(Cost $156,654,802)		$156,771,330

Securities Sold Short — (7.5%)

Common Stocks — (6.4%)

Health Care — (2.4%)
Cigna Corp.	(9,736)	(1,849,061)
CVS Health Corp.	(27,060)	(1,772,971)
		(3,622,032)
Communication Services — (1.7%)
Sirius XM Holdings, Inc.	(449,379)	(2,565,954)

Industrials — (1.2%)
United Technologies Corp.	(17,584)	(1,872,344)

Consumer Discretionary — (1.1%)
Lennar Corp. - Class B	(771)	(24,155)
Walt Disney Co. (The)	(14,998)	(1,644,531)
		(1,668,686)
Total Common Stocks		$(9,729,016)

Exchange-Traded Funds — (1.1%)
Consumer Staples Select Sector SPDR Fund	(315)	(15,995)
Energy Select Sector SPDR Fund	(2,786)	(159,777)
Financial Select Sector SPDR Fund	(329)	(7,838)
iShares US Telecommunications ETF	(2,560)	(67,456)
Materials Select Sector SPDR Fund	(513)	(25,917)
SPDR S&P Oil & Gas Exploration & Production ETF	(50,000)	(1,326,500)
Utilities Select Sector SPDR Fund	(763)	(40,378)
Total Exchange-Traded Funds		$(1,643,861)

Total Securities Sold Short
(Proceeds $12,617,472)		$(11,372,877)

	Number
	of	Notional	Market
	Contracts	Amount	Value
Written Options — (0.0%)
Written Put Options — (0.0%)
Red Hat Inc., Strike @172.5, Exp 01/19	(100)	$(1,756,400)	$(8,500)

Total Written Options
(Premiums received $5,996)			$(8,500)

Total — 95.7%			$145,389,953
Cash Deposits held at Prime Broker for Securities Sold Short and Written Options — 3.5%			5,328,215

Other Assets in Excess of Liabilities — 0.8%			1,206,764

Net Assets — 100.0%			$151,924,932

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(B)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

(C)	Perpetual Bond - A bond with no definite maturity date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $2,997,323.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of December 31, 2018 was $7,830,083.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

18

Touchstone Arbitrage Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $8,670,875 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$133,883,611	$—	$—	$133,883,611
Corporate Bonds	—	8,912,125	—	8,912,125
Warrants	2,832,250	—	78,111	2,910,361
Exchange-Traded Funds	343,895	—	—	343,895
Preferred Stock	—	—	1,830,000	1,830,000
Rights	120,668	—	18,000	138,668
Purchased Options Equity Contracts	—	—	—	—
Short-Term Investment Funds	8,752,670	—	—	8,752,670
Total Assets	$145,933,094	$8,912,125	$1,926,111	$156,771,330
Liabilities:
Securities Sold Short
Common Stocks	$(9,729,016)	$—	$—	$(9,729,016)
Exchange-Traded Funds	(1,643,861)	—	—	(1,643,861)

Other Financial Instruments
Written Options
Equity Contract	(8,500)	—	—	(8,500)
Total Liabilities	$(11,381,377)	$—	$—	$(11,381,377)
Total	$134,551,717	$8,912,125	$1,926,111	$145,389,953

Measurements Using Unobservable Inputs (Level 3)

		Prefered
Assets	Warrants	Stock	Rights	Total
Beginning balance September 30, 2018	$—	$—	$18,000	$18,000
Purchases & Sales	162,113	1,830,000	—	1,992,113
Net change in unrealized appreciation/depreciation	(84,002)	—	—	(84,002)
Ending balance December 31, 2018	$78,111	$1,830,000	$18,000	$1,926,111
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2018	$(84,002)	$—	$—	$(84,002)

			Valuation	Unobservable
Security Name	Security Type	Fair Value	Technique	Input
Organogenesis Holdings, Inc. Exp 12/31/21, Price $11.50	Warrants	$78,111	Last Quoted Price	Delisted
NRC Group Holdings LLC	Preferred Stock	$1,830,000	Cost	New Issue
Media General, Inc. Exp 12/31/23, Strike Price $10.00	Rights	$18,000	Issuer Guidance	New Issue

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value
Common Stocks — 101.5%

India — 19.5%

Consumer Discretionary — 3.8%
Bajaj Electricals Ltd.	8,498	$61,303
Bata India Ltd.	7,617	123,664
Jubilant Foodworks Ltd.	5,891	105,552

Consumer Staples — 1.4%
Radico Khaitan Ltd.	18,141	103,894

Financials — 3.3%
Cholamandalam Investment and Finance Co. Ltd.	3,437	61,974
L&T Finance Holdings Ltd.	40,118	87,582
RBL Bank Ltd., 144a	12,503	102,981

Health Care — 1.3%
Jubilant Life Sciences Ltd.	9,756	99,223

Industrials — 2.8%
Escorts Ltd.	11,354	114,724
HEG Ltd.	1,855	98,194

Information Technology — 4.0%
Mphasis Ltd.	8,866	129,311
NIIT Technologies Ltd.	6,692	110,127
Sterlite Technologies Ltd.	14,855	62,429

Materials — 2.0%
National Aluminium Co. Ltd.	106,518	100,313
Phillips Carbon Black Ltd.	18,773	55,523

Utilities — 0.9%
Indraprastha Gas Ltd.	17,299	66,152
Total India		1,482,946

Taiwan — 19.0%

Consumer Discretionary — 1.0%
Eclat Textile Co. Ltd.	7,000	79,161

Consumer Staples — 2.8%
Grape King Bio Ltd.	15,000	92,963
TCI Co. Ltd.	7,045	118,548

Financials — 1.7%
Chailease Holding Co. Ltd.	41,000	129,321

Health Care — 3.5%
Bioteque Corp.	33,000	101,694
TaiDoc Technology Corp.	28,000	160,201

Industrials — 1.7%
Sunny Friend Environmental Technology Co. Ltd.	8,000	52,759
Sunonwealth Electric Machine Industry Co. Ltd.	62,000	75,100

Information Technology — 4.7%
Micro-Star International Co. Ltd.	40,000	99,531
Powertech Technology, Inc.	45,000	96,742
Radiant Opto-Electronics Corp.	31,000	85,596
Simplo Technology Co. Ltd.	11,000	74,584

Materials — 2.4%
Asia Cement Corp.	96,000	106,171
China General Plastics Corp.	110,827	79,433

Real Estate — 1.2%
Hung Sheng Construction Ltd.	110,800	92,185
Total Taiwan		1,443,989

South Korea — 18.3%

Communication Services — 1.2%
Com2uSCorp.	771	89,495

Consumer Discretionary — 5.2%
Fila Korea Ltd.	2,862	138,240
Modetour Network, Inc.	5,205	112,345
Shinsegae International, Inc.	487	85,238
Youngone Corp.*	1,746	60,010

Consumer Staples — 1.3%
Orion Corp.	935	100,276

Financials — 2.4%
Hyundai Marine & Fire Insurance Co. Ltd.	1,717	63,168
KIWOOM Securities Co. Ltd.	1,680	118,160

Health Care — 1.8%
Medy-Tox, Inc.	114	59,242
Value Added Technology Co. Ltd.	3,989	77,441

Information Technology — 4.6%
Douzone Bizon Co. Ltd.	1,850	86,211
Kginicis Co. Ltd.	5,528	76,451
Koh Young Technology, Inc.	1,357	100,463
Silicon Works Co. Ltd.	2,880	86,989

Materials — 1.8%
Korea Petrochemical Ind Co. Ltd.	626	86,316
Soulbrain Co. Ltd.	1,274	54,412
Total South Korea		1,394,457

China — 13.9%

Consumer Discretionary — 3.4%
Baozun, Inc. ADR*†	1,797	52,490
Fu Shou Yuan International Group Ltd.†	83,000	62,613
Tianneng Power International Ltd.	88,000	73,378
Xiabuxiabu Catering Management China Holdings Co. Ltd., 144a†	42,500	66,441

Energy — 0.9%
Anton Oilfield Services Group/Hong Kong*	712,000	70,954

20

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 101.5% (Continued)

China — (Continued)

Health Care — 0.8%
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., 144a	18,600	$62,165

Industrials — 1.3%
Lonking Holdings Ltd.	379,000	97,923

Information Technology — 2.1%
Chinasoft International Ltd.	130,000	64,725
Hollysys Automation Technologies Ltd.	5,428	95,044

Materials — 2.7%
China Oriental Group Co. Ltd.†	104,000	61,989
Maanshan Iron & Steel Co. Ltd. - Class H	154,000	67,942
West China Cement Ltd.	568,000	77,037

Real Estate — 2.7%
Guangzhou R&F Properties Co. Ltd. - Class H	69,200	104,715
Yuzhou Properties Co. Ltd.	240,000	99,050
Total China		1,056,466

Brazil — 7.4%

Consumer Discretionary — 1.2%
MRV Engenharia e Participacoes SA	27,500	87,699

Financials — 3.0%
Banco do Estado do Rio Grande do Sul SA	19,300	110,449
IRB Brasil Resseguros SA	5,400	116,283

Health Care — 2.0%
Fleury SA	18,000	91,864
Notre Dame Intermedica Participacoes SA*	8,300	62,275

Industrials — 1.1%
Iochpe Maxion SA	13,400	82,321

Real Estate — 0.1%
LOG Commercial Properties e Participacoes SA*	1,984	9,224
Total Brazil		560,115

Thailand — 5.8%

Financials — 3.4%
Krungthai Card PCL	131,800	123,679
Muangthai Capital PCL	87,500	131,868

Health Care — 1.2%
Mega Lifesciences PCL	103,100	91,044

Real Estate — 1.2%
Quality Houses PCL	1,172,100	94,430
Total Thailand		441,021

South Africa — 4.9%

Consumer Discretionary — 0.9%
Truworths International Ltd.	11,581	70,821

Consumer Staples — 0.8%
AVI Ltd.	8,770	61,974

Materials — 3.2%
African Rainbow Minerals Ltd.	11,869	117,432
Sappi Ltd.	21,382	121,344
Total South Africa		371,571

Malaysia — 3.0%

Industrials — 3.0%
AirAsia Group Bhd	159,500	114,337
Malaysia Airports Holdings Bhd	57,100	115,666
Total Malaysia		230,003

Mexico — 2.7%

Consumer Discretionary — 0.9%
Alsea SAB de CV	26,300	68,575

Financials — 0.7%
Banco del Bajio SA, 144a	27,800	54,096

Industrials — 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV	17,300	82,566
Total Mexico		205,237

Hungary — 1.5%
Health Care — 1.5%
Richter Gedeon Nyrt	5,894	114,165

Greece — 1.3%

Consumer Discretionary — 1.3%
JUMBO SA	6,909	100,691

Poland — 1.2%

Consumer Staples — 1.2%
Dino Polska SA, 144a*	3,620	92,962

Turkey — 1.1%

Consumer Staples — 1.1%
BIM Birlesik Magazalar AS	5,063	83,227

Hong Kong — 1.0%

Health Care — 1.0%
SSY Group Ltd.	100,000	74,199

21

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 101.5% (Continued)

Cyprus — 0.9%

Financials — 0.9%
TCS Group Holding PLC GDR	4,232	$65,850
Total Common Stocks		$7,716,899

Short-Term Investment Funds — 3.8%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	69,333	69,333
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	215,101	215,101
Total Short-Term Investment Funds		$284,434

Total Investment Securities —105.3%
(Cost $9,013,914)		$8,001,333

Liabilities in Excess of Other Assets — (5.3%)		(400,120)

Net Assets — 100.0%		$7,601,213

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market valueofthesecuritiesonloanasofDecember31,2018 was $202,491.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $378,645 or 5.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$1,482,946	$—	$1,482,946
Taiwan	—	1,443,989	—	1,443,989
South Korea	123,178	1,271,279	—	1,394,457
China	147,534	908,932	—	1,056,466
Brazil	560,115	—	—	560,115
Thailand	441,021	—	—	441,021
South Africa	300,750	70,821	—	371,571
Malaysia	—	230,003	—	230,003
Mexico	205,237	—	—	205,237
Hungary	—	114,165	—	114,165
Greece	100,691	—	—	100,691
Poland	—	92,962	—	92,962
Turkey	83,227	—	—	83,227
Hong Kong	—	74,199	—	74,199
Cyprus	65,850	—	—	65,850
Short-Term Investment Funds	284,434	—	—	284,434
Total	$2,312,037	$5,689,296	$—	$8,001,333

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.7%

	Communication Services — 17.9%
$1,499,000	Altice Financing SA (Luxembourg), 144a, 6.625%, 2/15/23	$1,439,040
463,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	422,488
824,000	Altice France SA (France), 144a, 6.250%, 5/15/24	768,380
334,000	Altice France SA (France), 144a, 7.375%, 5/1/26	306,445
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	598,488
265,000	AMC Networks, Inc., 4.750%, 8/1/25	240,488
292,000	AMC Networks, Inc., 5.000%, 4/1/24	276,670
735,000	Belo Corp., 7.250%, 9/15/27	757,050
339,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	339,848
706,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	678,642
769,000	Cablevision Systems Corp., 5.875%, 9/15/22	755,542
271,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	268,290
297,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	276,626
957,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 5/1/25	917,524
975,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	955,500
90,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.875%, 4/1/24	89,550
480,000	CenturyLink, Inc., 5.625%, 4/1/25†	422,400
584,000	CenturyLink, Inc., 5.800%, 3/15/22	562,100
436,000	CenturyLink, Inc., 6.450%, 6/15/21	434,910
25,000	CenturyLink, Inc., 6.750%, 12/1/23†	24,094
564,000	CenturyLink, Inc., 6.875%, 1/15/28	496,320
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	600,210
628,000	CommScope Technologies LLC, 144a, 5.500%, 6/15/24	574,620
1,583,000	CSC Holdings LLC, 5.250%, 6/1/24	1,450,424
400,000	CSC Holdings LLC, 144a, 5.375%, 7/15/23	390,080
561,000	CSC Holdings LLC, 144a, 5.500%, 5/15/26	541,365
1,723,000	DISH DBS Corp., 5.875%, 7/15/22	1,585,160
2,027,000	DISH DBS Corp., 6.750%, 6/1/21	2,006,122
489,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	448,658
290,000	Frontier Communications Corp., 8.500%, 4/15/20	256,650
1,241,000	Frontier Communications Corp., 10.500%, 9/15/22	862,495
298,000	Frontier Communications Corp., 144a, 8.500%, 4/1/26	260,750
416,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	361,920
421,000	Level 3 Financing, Inc., 5.625%, 2/1/23	413,632
113,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	105,655
237,000	Nokia OYJ (Finland), 4.375%, 6/12/27	220,410
552,000	Qualitytech LP/QTS Finance Corp., 144a, 4.750%, 11/15/25	516,120
528,000	Quebecor Media, Inc. (Canada), 5.750%, 1/15/23	530,640
980,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	918,750
315,000	Sirius XM Radio, Inc., 144a, 5.375%, 4/15/25	298,462
248,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26	231,880
505,000	Sprint Capital Corp., 6.875%, 11/15/28	477,225
2,149,000	Sprint Corp., 7.125%, 6/15/24	2,128,241
223,000	Sprint Corp., 7.625%, 2/15/25	223,000
293,000	Sprint Corp., 7.625%, 3/1/26	289,338
353,000	Telecom Italia Capital SA (Luxembourg), 6.000%, 9/30/34	305,345
865,000	Telecom Italia Capital SA (Luxembourg), 6.375%, 11/15/33	780,775
1,196,000	T-Mobile USA, Inc., 6.000%, 4/15/24	1,196,000
222,000	Univision Communications, Inc., 144a, 5.125%, 5/15/23	199,245
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	230,782
174,000	UPCB Finance IV Ltd. (Cayman Islands), 144a, 5.375%, 1/15/25	162,711
636,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	585,120
575,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	513,188
		30,695,368

	Energy — 16.6%
883,000	Antero Resources Corp., 5.375%, 11/1/21	852,095
1,281,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	1,159,305
584,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	563,560
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,093,680
200,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	188,810
638,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	634,810
732,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	772,260
725,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	703,250
524,000	Energy Transfer LP, 5.500%, 6/1/27	510,900
823,000	Ensco PLC (United Kingdom), 7.750%, 2/1/26	609,020

23

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.7% (Continued)

	Energy — (Continued)
$204,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	$195,840
460,000	Extraction Oil & Gas, Inc., 144a, 5.625%, 2/1/26	335,800
997,000	FTS International, Inc., 6.250%, 5/1/22	882,345
251,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	232,175
506,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	433,895
1,102,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 8/1/22	1,074,450
1,343,000	Gulfport Energy Corp., 6.375%, 5/15/25	1,188,555
417,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	369,045
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	307,050
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	382,800
487,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.000%, 8/1/26	469,955
951,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	912,960
646,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	736,440
1,206,000	Parkland Fuel Corp. (Canada), 144a, 6.000%, 4/1/26	1,130,625
421,000	PDC Energy, Inc., 5.750%, 5/15/26	374,690
1,012,000	PDC Energy, Inc., 6.125%, 9/15/24	936,100
574,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	556,780
477,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	439,436
270,000	Precision Drilling Corp. (Canada), 144a, 7.125%, 1/15/26	232,200
276,000	QEP Resources, Inc., 5.375%, 10/1/22	251,160
193,000	QEP Resources, Inc., 5.625%, 3/1/26†	160,190
598,000	QEP Resources, Inc., 6.800%, 3/1/20	601,738
340,000	Range Resources Corp., 5.000%, 8/15/22	304,300
581,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	528,710
1,379,000	Shelf Drilling Holdings Ltd. (Cayman Islands), 144a, 8.250%, 2/15/25	1,179,045
857,000	Southwestern Energy Co., 6.200%, 1/23/25	765,944
696,000	Southwestern Energy Co., 7.500%, 4/1/26	657,720
409,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 4.750%, 10/1/23	394,685
580,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	569,850
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	242,880
313,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	291,872
313,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	275,440
104,000	Transocean Guardian Ltd. (Cayman Islands), 144a, 5.875%, 1/15/24	99,580
552,800	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	550,036
102,000	Transocean Pontus Ltd. (Cayman Islands), 144a, 6.125%, 8/1/25	98,430
554,000	Tullow Oil PLC (United Kingdom), 144a, 7.000%, 3/1/25	513,835
353,000	Ultra Resources, Inc., 144a, 6.875%, 4/15/22†	123,550
475,000	Ultra Resources, Inc., 144a, 7.125%, 4/15/25	142,500
1,919,000	Unit Corp., 6.625%, 5/15/21	1,746,290
378,000	Whiting Petroleum Corp., 5.750%, 3/15/21	359,100
227,000	Whiting Petroleum Corp., 6.250%, 4/1/23	206,570
		28,342,256

	Consumer Discretionary — 15.3%
263,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.250%, 5/15/24	241,960
700,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	644,000
661,000	ACCO Brands Corp., 144a, 5.250%, 12/15/24	591,595
378,000	Ahern Rentals, Inc., 144a, 7.375%, 5/15/23	302,400
245,000	Aramark Services, Inc., 144a, 5.000%, 2/1/28	228,463
446,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23†	430,390
1,173,000	Avon Products, Inc., 6.600%, 3/15/20	1,167,135
311,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	295,450
555,000	Brinker International, Inc., 3.875%, 5/15/23	513,375
534,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	501,960
249,000	Brookfield Residential Properties, Inc. (Canada), 144a, 6.375%, 5/15/25	227,212
247,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada), 144a, 6.125%, 7/1/22	233,415
231,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	225,802

24

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.7% (Continued)

	Consumer Discretionary — (Continued)
$453,000	Central Garden & Pet Co., 5.125%, 2/1/28	$405,435
1,029,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	930,936
395,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144a, 10.500%, 2/15/23	389,075
247,000	GLP Capital LP / GLP Financing II, Inc., 5.250%, 6/1/25	245,251
243,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	246,329
510,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	504,395
1,015,000	Group 1 Automotive, Inc., 144a, 5.250%, 12/15/23	941,412
481,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	450,938
963,000	Hertz Corp. (The), 5.875%, 10/15/20	934,110
540,000	Hertz Corp. (The), 144a, 7.625%, 6/1/22	508,950
477,000	Hilton Domestic Operating Co., Inc., 144a, 5.125%, 5/1/26	457,920
551,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	552,378
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	427,200
638,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.000%, 6/1/24	615,670
270,000	Lennar Corp., 4.125%, 1/15/22	259,200
402,000	Lennar Corp., 4.750%, 5/30/25	376,875
337,000	Lennar Corp., 4.750%, 11/29/27	304,142
183,000	Lennar Corp., 4.875%, 12/15/23	175,680
620,000	Lennar Corp., 5.375%, 10/1/22	618,450
168,000	Lennar Corp., 5.875%, 11/15/24	168,000
305,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	289,750
191,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	186,702
356,000	LSC Communications, Inc., 144a, 8.750%, 10/15/23	365,790
898,000	Mattel, Inc., 144a, 6.750%, 12/31/25	801,187
474,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	431,340
644,000	Meritage Homes Corp., 6.000%, 6/1/25	606,970
1,047,000	MGM Resorts International, 6.000%, 3/15/23	1,052,235
546,000	New Home Co., Inc. (The), 7.250%, 4/1/22	495,495
967,000	Party City Holdings, Inc., 144a, 6.625%, 8/1/26†	879,970
193,000	Penske Automotive Group, Inc., 5.375%, 12/1/24	180,696
300,000	PulteGroup, Inc., 5.500%, 3/1/26	288,750
938,000	Quad/Graphics, Inc., 7.000%, 5/1/22	891,100
696,000	ServiceMaster Co. LLC (The), 144a, 5.125%, 11/15/24	657,720
243,000	Sonic Automotive, Inc., 5.000%, 5/15/23	220,522
212,000	Sonic Automotive, Inc., 6.125%, 3/15/27	185,500
1,003,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II Inc., 144a, 5.625%, 3/1/24	952,850
353,000	United Rentals North America, Inc., 4.625%, 10/15/25	315,052
1,067,000	United Rentals North America, Inc., 5.875%, 9/15/26	1,005,648
220,000	United Rentals North America, Inc., 6.500%, 12/15/26	216,700
490,000	William Lyon Homes, Inc., 5.875%, 1/31/25	416,500
632,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	606,720
		26,162,700

	Health Care — 9.0%
637,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	603,558
200,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	193,000
1,538,000	Bausch Health Cos, Inc. (Canada), 144a, 5.875%, 5/15/23	1,422,650
1,019,000	Bausch Health Cos, Inc. (Canada), 144a, 6.125%, 4/15/25	889,078
544,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	494,387
694,000	DaVita, Inc., 5.125%, 7/15/24	650,625
1,050,000	Encompass Health Corp., 5.750%, 11/1/24	1,039,500
1,662,000	HCA, Inc., 5.375%, 2/1/25	1,620,450
325,000	HCA, Inc., 5.375%, 9/1/26	316,062
1,227,000	HCA, Inc., 5.875%, 2/15/26	1,220,865
862,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	849,070
849,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 4.875%, 4/15/20	819,285
687,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.750%, 8/1/22†	590,820
983,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	963,340
362,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	349,330
562,000	Teleflex, Inc., 4.875%, 6/1/26	536,710
223,000	Tenet Healthcare Corp., 4.500%, 4/1/21	216,868

25

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.7% (Continued)

	Health Care — (Continued)
$705,000	Tenet Healthcare Corp., 5.125%, 5/1/25	$657,412
320,000	Tenet Healthcare Corp., 144a, 7.500%, 1/1/22	324,800
1,389,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 6.750%, 3/1/28	1,345,859
225,000	WellCare Health Plans, Inc., 144a, 5.375%, 8/15/26	217,125
		15,320,794

	Consumer Staples — 7.9%
973,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's Inc. / Albertson's LLC, 5.750%, 3/15/25	851,375
570,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	540,075
521,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	457,829
788,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	772,240
644,000	Cimpress NV. (Netherlands), 144a, 7.000%, 6/15/26	618,240
818,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	770,965
374,000	Cumberland Farms, Inc., 144a, 6.750%, 5/1/25	375,870
648,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	579,960
455,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	417,462
898,000	HD Supply, Inc., 144a, 5.375%, 10/15/26	871,060
949,000	Ingles Markets, Inc., 5.750%, 6/15/23	937,138
234,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	230,490
478,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	466,050
298,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	299,490
760,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	735,300
631,000	Pilgrim's Pride Corp., 144a, 5.750%, 3/15/25	591,562
816,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	742,560
502,000	Post Holdings, Inc., 144a, 5.625%, 1/15/28	461,840
1,917,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	1,514,430
1,402,000	Staples, Inc., 144a, 8.500%, 9/15/25	1,264,884
		13,498,820

	Industrials — 7.3%
502,000	Adient Global Holdings Ltd. (Jersey), 144a, 4.875%, 8/15/26	384,030
520,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	514,800
774,000	Amsted Industries, Inc., 144a, 5.375%, 9/15/24	729,495
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 6.000%, 2/15/25	470,791
315,000	Ball Corp., 4.875%, 3/15/26	306,338
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	554,063
367,000	BWX Technologies, Inc., 144a, 5.375%, 7/15/26	353,127
622,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 144a, 4.750%, 2/1/26	586,235
107,000	Energizer Gamma Acquisition, Inc., 144a, 6.375%, 7/15/26	98,172
166,000	Energizer Holdings, Inc., 144a, 5.500%, 6/15/25	149,815
287,000	James Hardie International Finance DAC (Ireland), 144a, 4.750%, 1/15/25	261,170
612,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	572,220
400,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	386,000
804,000	Multi-Color Corp., 144a, 4.875%, 11/1/25	691,440
436,000	Multi-Color Corp., 144a, 6.125%, 12/1/22	432,730
701,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	637,910
764,000	Novelis Corp., 144a, 5.875%, 9/30/26	676,140
191,000	Novelis Corp., 144a, 6.250%, 8/15/24	179,540
568,000	Park Aerospace Holdings Ltd. (Cayman Islands), 144a, 5.250%, 8/15/22	549,540
836,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	739,860
450,000	Silgan Holdings, Inc., 4.750%, 3/15/25	419,625
989,000	Standard Industries, Inc./NJ, 144a, 5.375%, 11/15/24	928,424
549,000	Standard Industries, Inc./NJ, 144a, 6.000%, 10/15/25	526,546
406,000	Tenneco, Inc., 5.000%, 7/15/26	312,316
391,000	TransDigm, Inc., 5.500%, 10/15/20	388,068
439,000	Triumph Group, Inc., 4.875%, 4/1/21	394,002
270,000	Triumph Group, Inc., 5.250%, 6/1/22	234,900
		12,477,297

	Financials — 6.3%
180,000	Ally Financial, Inc., 5.750%, 11/20/25	179,100
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,025,545
791,000	Bank of America Corp., 6.100%(A)	779,135
616,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings Inc. (Canada), 144a, 8.500%, 12/15/22	600,600

26

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.7% (Continued)

	Financials — (Continued)
$651,000	Credit Acceptance Corp., 7.375%, 3/15/23	$664,020
453,000	goeasy Ltd. (Canada), 144a, 7.875%, 11/1/22	458,662
1,045,000	Goldman Sachs Group, Inc. (The)., Ser P, 5.000%(A)	875,083
844,000	MetLife, Inc., Ser C, 5.250%(A)	811,084
642,000	MGIC Investment Corp., 5.750%, 8/15/23	638,790
1,113,000	Navient Corp., 5.875%, 10/25/24	929,355
459,000	Navient Corp., 6.500%, 6/15/22	428,018
730,000	Navient Corp. MTN, 7.250%, 1/25/22	704,450
782,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	692,070
386,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	360,910
430,000	Radian Group, Inc., 4.500%, 10/1/24	389,688
641,000	Springleaf Finance Corp., 5.625%, 3/15/23	591,322
382,000	Springleaf Finance Corp., 6.875%, 3/15/25	341,890
328,000	Springleaf Finance Corp., 7.125%, 3/15/26	292,740
		10,762,462

	Materials — 6.1%
200,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	191,500
876,000	Alcoa Nederland Holding BV (Netherlands), 144a, 7.000%, 9/30/26	893,520
178,000	Blue Cube Spinco LLC, 9.750%, 10/15/23	195,800
523,000	Cascades, Inc. (Canada), 144a, 5.500%, 7/15/22	509,925
441,000	Cascades, Inc. (Canada), 144a, 5.750%, 7/15/23	425,565
300,000	Commercial Metals Co., 4.875%, 5/15/23	283,500
668,000	Commercial Metals Co., 144a, 5.750%, 4/15/26	619,570
761,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	791,440
921,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	851,925
366,000	Freeport-McMoRan, Inc., 6.875%, 2/15/23	377,438
579,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	565,972
111,000	Kaiser Aluminum Corp., 5.875%, 5/15/24	108,502
910,000	Kinross Gold Corp. (Canada), 4.500%, 7/15/27	786,012
565,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	509,912
373,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	352,485
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	810,324
284,000	Olin Corp., 5.000%, 2/1/30	248,855
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	361,988
251,000	Steel Dynamics, Inc., 5.000%, 12/15/26	237,822
588,000	Teck Resources Ltd. (Canada), 6.250%, 7/15/41	557,130
906,000	Tronox, Inc., 144a, 6.500%, 4/15/26	751,980
		10,431,165

	Information Technology — 4.8%
671,000	CDK Global, Inc., 4.875%, 6/1/27	622,352
469,000	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	463,138
1,067,000	Dell International LLC / EMC Corp., 144a, 7.125%, 6/15/24	1,085,672
1,150,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24†	690,000
711,000	EMC Corp., 3.375%, 6/1/23	616,880
896,000	First Data Corp., 144a, 5.000%, 1/15/24	862,400
123,000	First Data Corp., 144a, 5.375%, 8/15/23	120,848
319,000	Harland Clarke Holdings Corp., 144a, 6.875%, 3/1/20	311,025
34,000	Harland Clarke Holdings Corp., 144a, 8.375%, 8/15/22	30,982
225,000	IQVIA, Inc., 144a, 5.000%, 10/15/26	214,875
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	206,252
181,000	Match Group, Inc., 144a, 5.000%, 12/15/27	166,068
600,000	NCR Corp., 4.625%, 2/15/21	585,000
652,000	Netflix, Inc., 4.875%, 4/15/28	603,100
37,000	Netflix, Inc., 5.750%, 3/1/24	37,509
776,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	760,480
954,000	VeriSign, Inc., 4.750%, 7/15/27	894,661
		8,271,242

	Real Estate — 3.4%
323,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	298,775
549,000	CoreCivic, Inc. REIT, 4.750%, 10/15/27	454,298
273,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	261,398
277,000	CyrusOne LP / CyrusOne Finance Corp., REIT, 5.375%, 3/15/27	268,690
263,000	Equinix, Inc. REIT, 5.375%, 5/15/27	257,082
504,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	468,720
997,000	Iron Mountain, Inc. REIT, 5.750%, 8/15/24	947,150

27

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.7% (Continued)

	Real Estate — (Continued)
$946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	$936,540
496,000	MPT Operating Partnership LP / MPT Finance Corp., REIT, 5.250%, 8/1/26	467,480
202,000	MPT Operating Partnership LP / MPT Finance Corp., REIT, 5.500%, 5/1/24	200,990
1,362,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	1,262,261
		5,823,384

	Utilities — 3.1%
554,000	AES Corp./VA, 4.875%, 5/15/23	541,535
328,000	Clearway Energy Operating LLC, 144a, 5.750%, 10/15/25	313,240
462,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	397,320
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	834,240
198,000	NRG Energy, Inc., 5.750%, 1/15/28	190,080
1,215,000	NRG Energy, Inc., 6.625%, 1/15/27	1,224,112
446,000	NRG Energy, Inc., 7.250%, 5/15/26	462,725
400,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	376,000
202,000	Vistra Energy Corp., 5.875%, 6/1/23	202,000
731,000	Vistra Operations Co. LLC, 144a, 5.500%, 9/1/26	703,588
		5,244,840
	Total Corporate Bonds	$167,030,328

Shares

	Short-Term Investment Funds — 3.1%
1,986,917	Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	1,986,917
3,386,372	Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	3,386,372
	Total Short-Term Investment Funds	$5,373,289

	Total Investment Securities —100.8%
	(Cost $185,325,443)	$172,403,617

	Liabilities in Excess of Other Assets — (0.8%)	(1,352,763)
	Net Assets — 100.0%	$171,050,854

(A)	Perpetual Bond - A bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $3,211,298.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $80,296,209 or 46.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$167,030,328	$—	$167,030,328
Short-Term Investment Funds	5,373,289	—	—	5,373,289
Total	$5,373,289	$167,030,328	$—	$172,403,617

See accompanying Notes to Portfolios of Investments.

28

Portfolio of Investments

Touchstone Impact Bond Fund – December 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 30.5%

	Industrials — 10.3%
$2,829,226	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	$2,672,043
35,434	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	35,703
218,639	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	223,136
1,070,067	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	1,103,699
672,230	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	701,136
1,007,343	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,051,868
680,337	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	671,833
1,904,408	CSX Transportation, Inc., 6.251%, 1/15/23	2,053,630
597,640	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	650,292
335,896	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	337,743
389,181	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	392,100
762,644	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	814,123
2,583,000	GATX Corp., 3.250%, 3/30/25	2,428,918
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,154,298
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,374,679
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,907,590
1,408,000	Republic Services, Inc., 5.250%, 11/15/21	1,490,496
1,330,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,307,653
1,275,753	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,340,562
23,121	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	25,152
1,149,454	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	1,186,940
512,673	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	556,894
1,644,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,582,350
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,549,937
		26,612,775

	Financials — 7.1%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,384,467
2,600,000	American Express Co., 2.650%, 12/2/22	2,515,243
2,803,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	2,933,812
1,817,693	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,818,064
2,106,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,127,916
900,000	Nationwide Financial Services, Inc., 144a, 5.375%, 3/25/21	932,564
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,072,596
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,407,899
2,000,000	USB Capital IX, 3.500%(A)	1,480,000
2,000,000	Wachovia Capital Trust III, 5.570%(A)	1,809,000
		18,481,561

	Utilities — 6.2%
559,230	Bruce Mansfield Unit 1 2007 Pass Through Trust, 6/1/34(B)	405,442
610,000	California Water Service Co., 5.500%, 12/1/40	702,374
1,598,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,884,067
1,780,000	Dominion Energy, Inc., (3M LIBOR +2.300%), 5.103%, 9/30/66(C)	1,584,200
275,000	Duke Energy Progress LLC, 6.300%, 4/1/38	341,345
1,904,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,972,597
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,623,532
359,886	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	366,220
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.068%), 4.865%, 10/1/66(C)	1,650,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,345,522
1,983,000	South Carolina Electric & Gas Co., 4.600%, 6/15/43	2,031,425
		15,906,724

	Energy — 2.6%
786,000	Apache Corp., 3.250%, 4/15/22	769,826
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20	1,212,278
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,545,300
400,000	Spectra Energy Partners LP, 3.500%, 3/15/25	381,846
1,914,000	Tennessee Valley Authority, 4.650%, 6/15/35	2,191,381
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	603,568
		6,704,199

	Consumer Discretionary — 2.0%
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,223,172
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,024,650

29

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 30.5% (Continued)

	Consumer Discretionary — (Continued)
$1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	$1,365,516
466,000	Service Corp. International, 5.375%, 5/15/24	461,340
		5,074,678

	Health Care — 1.7%
2,615,185	CVS Pass-Through Trust, 6.036%, 12/10/28	2,784,157
1,650,000	HCA, Inc., 4.250%, 10/15/19	1,645,875
		4,430,032

	Consumer Staples — 0.6%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,512,315
	Total Corporate Bonds	$78,722,284

	U.S. Government Agency Obligations — 25.7%
13,242	Astro Offshore Corp., (Bahamas), 6.000%, 12/20/19	13,416
1,253,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,329,732
1,466,860	Helios Leasing I LLC, 1.734%, 7/24/24	1,425,416
1,280,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,385,801
2,553,000	Overseas Private Investment Corp., 3.520%, 9/20/32	2,616,694
1,204,500	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,190,535
2,020,263	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,955,716
75,881	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	77,468
62,360	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	64,010
20,904	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	21,490
18,064	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	18,590
168,128	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	173,800
102,563	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	105,399
75,162	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	77,726
573,057	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	596,239
262,246	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	274,711
321,103	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	334,947
446,397	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	463,917
425,235	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	441,728
521,417	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	547,682
156,598	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	164,786
443,203	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	460,684
309,131	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	325,013
665,656	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	725,262
898,841	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	951,278
1,308,210	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,381,265
383,173	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	401,414
753,733	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	786,959
444,059	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	473,978
710,218	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	736,203
1,368,727	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,419,600
1,298,249	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,319,691
570,222	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	558,818

30

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 25.7% (Continued)
$3,408,962	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	$3,318,686
2,510,208	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,442,942
2,427,292	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,480,457
2,040,558	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,030,072
1,608,123	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,593,186
2,685,943	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,631,314
3,714,890	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	3,632,501
2,129,998	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,130,489
2,710,280	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,660,868
3,207,319	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	3,145,416
3,045,051	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,972,603
3,116,401	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,037,461
2,858,111	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,782,430
2,834,406	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	2,811,917
2,531,000	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,590,671
41,161	Sterling Equipment, 6.125%, 9/28/19	41,924
1,079,221	Tagua Leasing LLC, 1.581%, 11/16/24	1,041,940
845,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	956,068
1,246,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,375,612
	Total U.S. Government Agency Obligations	$66,496,525

	Agency Collateralized Mortgage Obligations — 16.0%
$2,892,103	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03 Class A1, 2.617%, 12/25/26	2,831,086
1,020,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.029%, 5/25/45(C)(D)	1,024,778
2,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.656%, 10/25/45(C)(D)	2,005,624
1,200,000	FREMF Mortgage Trust, Ser 2012-K710, Class B, 144a, 3.817%, 6/25/47(C)(D)	1,199,135
750,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.557%, 6/25/45(C)(D)	749,873
1,528,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 3.949%, 8/25/47(C)(D)	1,554,391
2,075,283	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.535%, 11/25/35(C)	2,052,000
1,319,480	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(C)(D)	1,298,394
2,167,550	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(C)(D)	2,148,608
2,410,236	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(C)(D)	2,388,709
2,600,000	GNMA, Ser 2011-142, Class B, 3.485%, 2/16/44(C)(D)	2,598,295
2,762,061	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	2,747,721
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(C)(D)	2,940,731
1,606,663	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	1,565,219
1,019,312	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	962,302
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(C)(D)	2,326,756
3,430,258	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	3,293,728
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(C)(D)	3,212,763
2,585,869	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,452,047
1,889,977	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 2.614%, 5/20/67(C)	1,897,204
	Total Agency Collateralized Mortgage Obligations	$41,249,364

	U.S. Government Mortgage-Backed Obligations — 9.2%
1,611,016	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,796,730
198,763	FNMA, Pool #465711, 4.680%, 8/1/28	213,089
1,482,241	FNMA, Pool #469616, 3.500%, 11/1/21	1,508,847
104,815	FNMA, Pool #874210, 5.260%, 1/1/25	108,690
273,880	FNMA, Pool #888829, 5.900%, 6/1/37	296,459
267,446	FNMA, Pool #958736, 4.940%, 5/1/19	268,278
272,265	FNMA, Pool #AD0166, 4.785%, 8/1/19	274,565

31

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 9.2% (Continued)
$569,620	FNMA, Pool #AD0342, 4.647%, 10/1/19	$575,467
601,048	FNMA, Pool #AD0786, 4.501%, 1/1/20	607,742
389,743	FNMA, Pool #AD0910, 4.596%, 4/1/20	393,910
30,766	FNMA, Pool #AE0209, 4.380%, 6/1/20	31,260
356,902	FNMA, Pool #AE0446, 4.041%, 9/1/20	362,041
1,607,292	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,682,805
1,710,728	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,702,349
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,259,126
2,084,921	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,101,196
689,043	FNMA, Pool #AT0924, 2.000%, 3/1/28	651,951
2,581,475	FNMA, Pool #AX7699, 3.500%, 2/1/45	2,591,236
1,857,269	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,895,284
2,808,094	FNMA, Pool #BH5752, 3.500%, 11/1/47	2,808,286
591,603	GNMA, Pool #5276, 3.000%, 1/20/27	591,994
	Total U.S. Government Mortgage-Backed Obligations	$23,721,305

	Municipal Bonds — 6.5%

	California — 1.8%
733,839	California HFA Residential Mortgage Revenue, Ser A, 2.900%, 2/1/42	715,501
1,225,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,746,617
1,710,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,199,641
		4,661,759

	Florida — 0.4%
1,075,043	Florida State HFC Revenue, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,037,427

	Louisiana — 0.7%
1,749,349	Louisiana State Housing Corp., Revenue, 2.875%, 11/1/38	1,681,579

	Missouri — 0.2%
670,000	Missouri State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	636,292

	New York — 0.6%
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,602,440

	Ohio — 0.6%
1,610,000	Ohio State HFA, Revenue, Ser 1, 2.650%, 11/1/41	1,537,051

	Texas — 1.1%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, Ser B, 5.999%, 12/1/44	2,295,849
620,000	Texas State Department of Housing & Community Affairs, Revenue, Ser A, 2.800%, 3/1/36	596,756
		2,892,605

	Virginia — 0.4%
994,467	Virginia State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	951,267

	Washington — 0.7%
1,515,000	State of Washington, Build America Bonds, Ser D, UTGO, 5.481%, 8/1/39	1,803,517
	Total Municipal Bonds	$16,803,937

	U.S. Treasury Obligations — 5.6%
5,000,000	U.S. Treasury Note, 3.125%, 11/15/28	5,186,328
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43(E)	4,960,712
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45(E)	2,410,445
4,862,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/48(E)	1,979,514
	Total U.S. Treasury Obligations	$14,536,999

	Asset-Backed Securities — 2.0%
1,305,819	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,366,086
1,176,765	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,205,183
1,469,723	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,510,739
148,098	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	148,781
1,057,169	JCP&L Transition Funding II LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,092,927
	Total Asset-Backed Securities	$5,323,716

	Commercial Mortgage-Backed Security — 0.1%
470,397	CD Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	$232,679

32

Touchstone Impact Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Short-Term Investment Fund — 4.3%
11,038,947	Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	$11,038,947

	Total Investment Securities — 99.9%
	(Cost $263,399,878)	$258,125,756

	Other Assets in Excess of Liabilities — 0.1%	215,811

	Net Assets — 100.0%	$258,341,567

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2018 was $405,442 or 0.2% of net assets.

(C)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(E)	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $16,112,906 or 6.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$78,722,284	$—	$78,722,284
U.S. Government Agency Obligations	—	66,496,525	—	66,496,525
Agency Collateralized Mortgage Obligations	—	41,249,364	—	41,249,364
U.S. Government Mortgage-Backed Obligations	—	23,721,305	—	23,721,305
Municipal Bonds	—	16,803,937	—	16,803,937
U.S. Treasury Obligations	—	14,536,999	—	14,536,999
Asset-Backed Securities	—	5,323,716	—	5,323,716
Commercial Mortgage-Backed Security	—	232,679	—	232,679
Short-Term Investment Fund	11,038,947	—	—	11,038,947
Total	$11,038,947	$247,086,809	$—	$258,125,756

See accompanying Notes to Portfolios of Investments.

33

Portfolio of Investments

Touchstone Merger Arbitrage Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Financials — 74.2%
Allegro Merger Corp.*†	56,865	$574,336
AMCI Acquisition Corp.*	157,500	1,567,125
Arya Sciences Acquisition Corp.*	34,103	344,440
Capitol Investment Corp. IV*	205,043	2,116,044
CF Finance Acquisition Corp.*	168,789	1,687,890
ChaSerg Technology Acquisition Corp.*	82,815	822,353
Churchill Capital Corp.*	250,500	2,535,060
Collier Creek Holdings*	277,000	2,770,000
Constellation Alpha Capital Corp. - Class R*	180,707	31,082
DD3 Acquisition Corp. (Mexico)*	63,524	636,510
DFB Healthcare Acquisitions Corp.*	82,695	835,219
Far Point Acquisition Corp.*	204,641	2,056,642
FinTech Acquisition Corp. III*	100,179	1,004,795
Forum Merger II Corp.*	43,664	440,133
GigCapital, Inc.*	102,975	1,088,446
Gores Holdings III, Inc.*	249,990	2,499,900
Graf Industrial Corp.*	150,917	1,501,624
GS Acquisition Holdings Corp.*	135,609	1,389,992
GS Acquisition Holdings Corp. - Class A*	54,922	538,236
GTY Technology Holdings, Inc. - Class A*	56,067	557,867
Haymaker Acquisition Corp. - Class A*	211,147	2,113,581
Legacy Acquisition Corp.*	195,987	1,995,148
Leisure Acquisition Corp.*	60,000	606,000
Leo Holdings Corp. (United Kingdom)*	125,411	1,277,938
Modern Media Acquisition Corp.*	81,915	851,916
Mosaic Acquisition Corp. - Class A*	199,268	1,956,812
Mosaic Acquisition Corp.*	100,000	1,012,000
Mudrick Capital Acquisition Corp.*	110,386	1,114,899
Nebula Acquisition Corp.*	152,009	1,523,130
One Madison Corp.*	153,288	1,591,129
Pensare Acquisition Corp.*	6	61
Platinum Eagle Acquisition Corp.*	107,729	1,107,454
Pure Acquisition Corp.*	284,527	2,930,628
Regalwood Global Energy Ltd.*	111,423	1,134,286
Saban Capital Acquisition Corp. - Class A*	50,241	506,932
Schultze Special Purpose Acquisition Corp.*	125,000	1,243,750
Sentinel Energy Services, Inc. - Class A*	1	10
Social Capital Hedosophia Holdings Corp.*	192,344	1,967,679
Spartan Energy Acquisition Corp.*	214,170	2,141,700
Tiberius Acquisition Corp.*†	34,683	346,830
TKK Symphony Acquisition Corp. (Hong Kong)*	84,317	843,170
TPG Pace Holdings Corp. - Class A*	127,070	1,270,700
TPG Pace Holdings Corp.*	19,500	203,190
Twelve Seas Investment Co. (United Kingdom)*†	73,758	741,268
Vantage Energy Acquisition Corp.*	59,800	609,960
		54,087,865

Communication Services — 6.0%
Pandora Media, Inc.*	146,439	1,184,692
Tribune Media Co. - Class A††	30,979	1,405,827
Twenty-First Century Fox, Inc. - Class B††	37,013	1,768,481
		4,359,000

Health Care — 5.7%
athenahealth, Inc.*	8,500	1,121,405
Cigna Corp.	5,355	1,016,984
CVS Health Corp.	11,394	746,535
TESARO, Inc.*	17,310	1,285,267
		4,170,191

Information Technology — 5.0%
Apptio, Inc. - Class A*	18,000	683,280
ARRIS International PLC*	40,400	1,235,028
Verra Mobility Corp.*††	176,429	1,721,947
		3,640,255

Industrials — 3.6%
NRC Group Holdings Corp.*†	62,965	481,682
Sparton Corp.*	44,003	800,415
United Technologies Corp.	7,869	837,891
USG Corp.††	11,990	511,493
		2,631,481

Consumer Discretionary — 2.7%
International Speedway Corp. - Class A	6,349	278,467
Lennar Corp. - Class B	607	19,017
Reebonz Holding Ltd.*	6,232	12,962
Waitr Holdings, Inc.*†	151,004	1,683,695
		1,994,141

Energy — 2.2%
Altus Midstream Co. - Class A*†	62,852	485,846
Magnolia Oil & Gas Corp.*††	100,648	1,128,264
		1,614,110
Total Common Stocks		$72,497,043

Principal
Amount

	Corporate Bonds — 7.7%

	Consumer Discretionary — 2.9%
$1,250,000	Williams Scotsman International, Inc., 144a, 6.875%, 8/15/23††	1,200,000
900,000	Williams Scotsman International, Inc., 144a, 7.875%, 12/15/22††	879,750
		2,079,750

	Energy — 1.7%
450,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	279,000
1,000,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.000%, 8/1/26††	965,000
		1,244,000

34

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 7.7% (Continued)

	Financials — 1.2%
$500,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 3.186%, 2/15/27(A)††	$435,000
500,000	JPMorgan Chase & Co., (3M LIBOR +0.950%), 3.753%, 9/30/34(A)††	440,000
		875,000

	Health Care — 1.0%
729,000	Agiliti Health, Inc., 7.625%, 8/15/20††	723,532

	Materials — 0.9%
648,000	USG Corp., 144a, 4.875%, 6/1/27	652,860
	Total Corporate Bonds	$5,575,142

	Shares

Warrants — 3.0%

Financials — 1.8%
Big Rock Partners Acquisition Corp., Exp 12/1/22, Price $11.50*	45,200	17,370
Black Ridge Acquisition Corp., Exp 10/25/22, Price $11.50*	109,420	32,826
Constellation Alpha Capital Corp. - Class R, Exp 3/23/24, Price $11.50*	399,207	41,917
Federal Street Acquisition Corp. - Class A, Exp 7/24/22, Price $11.50*	197,185	120,086
GTY Technology Holdings, Inc. - Class A, Exp 11/14/21, Price $11.50*	88,638	69,049
Haymaker Acquisition Corp., Exp 11/16/22, Price $11.50*	155,574	127,586
Legacy Acquisition Corp. - Class A, Exp 11/30/22, Price $11.50*	117,836	39,004
Mosaic Acquisition Corp. - Class A, Exp 12/18/22, Price $11.50*	99,756	98,758
Pensare Acquisition Corp., Exp 8/8/22, Price $11.50*	127,703	25,541
Platinum Eagle Acquisition Corp., Exp 3/5/25, Price $11.50*	8,037	10,448
Regalwood Global Energy Ltd.- Class A, Exp 12/5/22, Price $11.50*	48,790	48,790
Saban Capital Acquisition Corp. - Class A, Exp 9/21/21, Price $11.50*	192,917	115,750
Sentinel Energy Services, Inc. - Class A, Exp 12/22/22, Price $11.50*	106,096	88,060
Social Capital Hedosophia Holdings Corp., Exp 9/25/22, Price $11.50*	109,863	72,510
Thunder Bridge Acquisition Ltd. - Class A, Exp 7/17/22, Price $11.50*	176,334	61,717
TPG Pace Holdings Corp. - Class A, Exp 8/18/22, Price $11.50*	165,461	172,079
Trinity Merger Corp. - Class A, Exp 5/31/23, Price $11.50*	186,000	73,470
Vantage Energy Acquisition Corp. - Class A, Exp 4/12/24, Price $11.50*	164,570	77,348
VectoIQ Acquisition Corp., Exp 6/11/23, Price $11.50*	99,739	42,888
		1,335,197

Energy — 0.5%
Alta Mesa Resources, Inc. - Class A Exp 2/9/23, Price $11.50*	164,499	13,900
Altus Midstream Co. - Class A, Exp 11/12/23, Price $11.50*	162,015	106,930
Magnolia Oil & Gas Corp., Exp 7/31/23, Price $11.50*	47,131	142,807
US Well Services, Inc. Exp 11/09/23, Price $5.75*	131,683	79,010
		342,647

Industrials — 0.2%
Concrete Pumping Holdings, Inc. Exp 12/6/23, Price $11.50*	44,551	34,750
NRC Group Holdings Corp., Exp 6/15/24, Price $11.50*	159,597	129,274
		164,024

Consumer Discretionary — 0.2%
Reebonz Holding Ltd. Exp 9/19/24, Price $11.50*	36,171	6,836
Waitr Holdings, Inc., Exp 06/01/23, Price $11.50*	95,764	138,858
		145,694

Information Technology — 0.2%
Verra Mobility Corp. Exp 10/17/23, Price $11.50*	64,482	119,292
Health Care — 0.1%
Organogenesis Holdings, Inc.
Exp 12/31/21, Price $11.50(B)*	304,682	45,702
Total Warrants		$2,152,556

Exchange-Traded Funds — 0.3%
Consumer Discretionary Select Sector SPDR Fund††	420	41,584
Health Care Select Sector SPDR Fund††	423	36,594
Industrial Select Sector SPDR Fund††	156	10,048
Real Estate Select Sector SPDR Fund††	1,115	34,565
Technology Select Sector SPDR Fund††	1,947	120,675
Total Exchange-Traded Funds		$243,466

Preferred Stocks — 2.6%

Energy — 2.6%
NRC Group Holdings LLC, 144a, 7.000%(B)(C)	19,200	$1,920,000

35

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Rights	Value

Rights — 0.2%
Big Rock Partners Acquisition Corp. Exp 5/23/19, Strike Price $11.50*	88,400	$31,824
Black Ridge Acquisition Corp. Exp 7/1/19, Strike Price $11.50*	68,895	26,869
Pensare Acquisition Corp. Exp 2/1/19, Strike Price $11.50*	215,786	62,578
Media General, Inc. Exp 12/31/23, Strike Price $10.00(B)*	208,090	20,809
Total Rights		$142,080

Number
	of	Notional
	Contracts	Amount
Purchased Options — 0.0%

Purchased Call Option — 0.0%
Red Hat Inc., Strike @185.00, Exp 01/19	140	$2,458,960	—
Total Purchased Options			$—

	Shares

Short-Term Investment Funds — 0.3%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	8,513	8,513
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	218,042	218,042
Total Short-Term Investment Funds		$226,555

Total Long Positions
(Cost $83,041,602)		$82,756,842

Securities Sold Short — (8.0%)

Common Stocks — (6.1%)

Health Care — (2.4%)
Cigna Corp.	(5,354)	(1,016,832)
CVS Health Corp.	(11,394)	(746,535)
		(1,763,367)

Communication Services — (1.7%)
Sirius XM Holdings, Inc.	(210,871)	(1,204,073)

Industrials — (1.1%)
United Technologies Corp.	(7,869)	(837,891)

Consumer Discretionary — (0.9%)
Lennar Corp. - Class B	(607)	(19,017)
Walt Disney Co. (The)	(5,888)	(645,619)
		(664,636)
Total Common Stocks		$(4,469,967)

Exchange-Traded Funds — (1.9%)
Consumer Staples Select Sector SPDR Fund	(223)	(11,324)
Energy Select Sector SPDR Fund	(1,974)	(113,209)
Financial Select Sector SPDR Fund	(233)	(5,550)
iShares US Telecommunications ETF	(1,813)	(47,773)
Materials Select Sector SPDR Fund	(364)	(18,389)
SPDR S&P Oil & Gas Exploration & Production ETF	(42,000)	(1,114,260)
Utilities Select Sector SPDR Fund	(540)	(28,577)
Total Exchange-Traded Funds		$(1,339,082)

Total Securities Sold Short
(Proceeds $6,487,865)		$(5,809,049)

	Number
	Of	Notional
	Contracts	Amount
Written Options — 0.0%

Written Put Options — (0.0%)
Red Hat Inc., Strike @172.5, Exp 01/19	(70)	$(1,229,480)	(5,950)
Total Written Options
(Premiums received $4,197)			$(5,950)
Total — 105.5%			$76,941,843

Liabilities in Excess of Other Assets — (5.5%)			(4,014,187)

Net Assets — 100.0%			$72,927,656

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(B)	Level 3 - Form ore information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

(C)	Perpetual Bond - A bond with no definite maturity date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31,2018 was $214,795.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of December 31, 2018 was $12,959,744.

36

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $6,052,610 or 8.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$72,497,043	$—	$—	$72,497,043
Corporate Bonds	—	5,575,142	—	5,575,142
Warrants	2,106,854	—	45,702	2,152,556
Exchange-Traded Funds	243,466	—	—	243,466
Preferred Stock	—	—	1,920,000	1,920,000
Rights	121,271	—	20,809	142,080
Purchased Options Equity Contracts	—	—	—	—
Short-Term Investment Funds	226,555	—	—	226,555
Total Assets	$75,195,189	$5,575,142	$1,986,511	$82,756,842
Liabilities:
Securities Sold Short
Common Stocks	$(4,469,967)	$—	$—	$(4,469,967)
Exchange-Traded Funds	(1,339,082)	—	—	(1,339,082)
Other Financial Instruments
Written Options
Equity Contract	$(5,950)	$—	$—	$(5,950)
Total Liabilities	$(5,814,999)	$—	$—	$(5,814,999)
Total	$69,380,190	$5,575,142	$1,986,511	$76,941,843

Measurements Using Unobservable Inputs (Level 3)
		Preferred
Assets	Warrants	Stock	Rights	Total
Beginning balance September 30, 2018	$—	$—	$20,809	$20,809
Purchases & Sales	114,480	1,920,000	—	2,034,480
Net change in unrealized appreciation/depreciation	(68,778)	—	—	(68,778)
Ending balance December 31, 2018	$45,702	$1,920,000	$20,809	$1,986,511
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2018	$(68,778)	$—	$—	$(68,778)

37

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

			Valuation	Unobservable
Security Name	Security Type	Fair Value	Technique	Input

Organogenesis Holdings, Inc. Exp 12/31/21, Price $11.50	Warrants	$45,702	Last Quoted Price	Delisted
NRC Group Holdings LLC	Preferred Stock	$1,920,000	Cost	New Issue
Media General, Inc. Exp 12/31/23, Strike Price $10.00	Rights	$20,809	Issuer Guidance	New Issue

See accompanying Notes to Portfolios of Investments.

38

Portfolio of Investments

Touchstone Mid Cap Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Consumer Discretionary — 20.5%
CarMax, Inc.*	475,910	$29,853,834
Deckers Outdoor Corp.*	209,960	26,864,382
Dollar Tree, Inc.*	420,760	38,003,043
Hasbro, Inc.	305,850	24,850,313
Penske Automotive Group, Inc.	534,864	21,565,717
Tiffany & Co.	317,710	25,578,832
Whirlpool Corp.	137,330	14,676,457
		181,392,578

Information Technology — 18.4%
Amphenol Corp. - Class A	444,710	36,030,404
Citrix Systems, Inc.	336,720	34,500,331
Entegris, Inc.	1,044,230	29,128,796
Paychex, Inc.	550,220	35,846,833
Skyworks Solutions, Inc.	412,710	27,659,824
		163,166,188

Industrials — 18.2%
Armstrong World Industries, Inc.	542,240	31,563,790
Cintas Corp.	180,810	30,374,272
Copart, Inc.*	737,518	35,238,610
Old Dominion Freight Line, Inc.	321,590	39,713,149
Sensata Technologies Holding PLC*	534,690	23,975,500
		160,865,321

Materials — 14.4%
AXAlta Coating Systems Ltd.*	897,940	21,029,755
Ball Corp.	870,140	40,009,037
NewMarket Corp.	80,780	33,288,630
Vulcan Materials Co.	339,120	33,505,056
		127,832,478

Financials — 13.7%
Alleghany Corp.	62,950	39,237,994
M&T Bank Corp.	223,510	31,990,986
Progressive Corp. (The)	318,080	19,189,766
T Rowe Price Group, Inc.	331,290	30,584,693
		121,003,439

Consumer Staples — 7.9%
Brown-Forman Corp. - Class B	573,690	27,296,170
Energizer Holdings, Inc.	377,551	17,046,428
Post Holdings, Inc.*	292,300	26,052,699
		70,395,297

Real Estate — 3.5%
STORE Capital Corp. REIT	1,101,110	31,172,424
Total Common Stocks		$855,827,725

Short-Term Investment Fund — 2.0%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	17,726,602	17,726,603

Total Investment Securities —98.6%
(Cost $799,888,504)		$873,554,328

Other Assets in Excess of Liabilities — 1.4%		12,819,071

Net Assets — 100.0%		$886,373,399

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$855,827,725	$—	$—	$855,827,725
Short-Term Investment Fund	17,726,603	—	—	17,726,603
Total	$873,554,328	$—	$—	$873,554,328

See accompanying Notes to Portfolios of Investments.

39

Portfolio of Investments

Touchstone Mid Cap Value Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 14.8%
AGNC Investment Corp.	574,082	$10,069,398
Allstate Corp. (The)	133,930	11,066,636
Ameriprise Financial, Inc.	99,132	10,346,407
Hartford Financial Services Group, Inc. (The)	204,697	9,098,782
M&T Bank Corp.	46,642	6,675,869
PacWest Bancorp	239,057	7,955,817
Pinnacle Financial Partners, Inc.	158,933	7,326,811
Reinsurance Group of America, Inc.	85,680	12,014,906
Signature Bank	103,957	10,687,819
Sterling Bancorp.	621,694	10,264,168
		95,506,613

Industrials — 12.4%
Aercap Holdings N.V. (Ireland)*	228,091	9,032,404
Clean Harbors, Inc.*	178,233	8,795,799
Dover Corp.	139,194	9,875,814
Fluor Corp.	145,481	4,684,488
KAR Auction Services, Inc.	262,889	12,545,063
Parker-Hannifin Corp.	42,109	6,280,136
Regal-Beloit Corp.	157,032	11,000,092
Snap-on, Inc.	84,949	12,342,240
Stericycle, Inc.*	160,249	5,879,536
		80,435,572

Materials — 12.2%
Allegheny Technologies, Inc.*	354,711	7,722,059
Berry Global Group, Inc.*	301,846	14,346,740
FMC Corp.	161,418	11,938,475
Olin Corp.	346,377	6,965,642
RPM International, Inc.	196,948	11,576,603
Scotts Miracle-Gro Co. (The)	138,755	8,527,882
Sonoco Products Co.	140,217	7,449,729
Valvoline, Inc.	546,833	10,581,219
		79,108,349

Consumer Discretionary — 11.5%
Aramark	274,536	7,953,308
BorgWarner, Inc.	214,201	7,441,343
Carter's, Inc.	101,910	8,317,894
Dollar General Corp.	71,498	7,727,504
Dollar Tree, Inc.*	133,930	12,096,558
LKQ Corp.*	661,025	15,686,123
Michaels Cos., Inc. (The)*	377,081	5,105,677
Newell Brands, Inc.	530,458	9,861,214
		74,189,621

Utilities — 10.5%
DTE Energy Co.	120,771	13,321,041
Edison International	130,275	7,395,712
Evergy, Inc.	328,831	18,667,736
NiSource, Inc.	581,047	14,729,541
Pinnacle West Capital Corp.	160,395	13,665,654
		67,779,684

Information Technology — 9.8%
Fidelity National Information Services, Inc.	135,246	13,869,477
Leidos Holdings, Inc. MACOM Technology Solutions	194,462	10,252,037
Holdings, Inc.*	888,824	12,896,836
PTC, Inc.*	120,479	9,987,709
Qorvo, Inc.*	128,959	7,831,680
Synopsys, Inc.*	105,858	8,917,478
		63,755,217

Real Estate — 8.7%
Alexandria Real Estate Equities, Inc., REIT American Campus	105,711	12,182,136
Communities, Inc., REIT	278,973	11,546,692
Brixmor Property Group, Inc., REIT	531,189	7,803,166
Equinix, Inc., REIT	21,786	7,680,872
Host Hotels & Resorts, Inc., REIT Mid-America Apartment Communities,	491,712	8,196,839
Inc., REIT	95,038	9,095,137
		56,504,842

Consumer Staples — 8.2%
Darling Ingredients, Inc.*	649,913	12,504,326
Hain Celestial Group, Inc. (The)*	267,861	4,248,275
Ingredion, Inc.	78,662	7,189,707
Kroger Co. (The)	285,845	7,860,738
TreeHouse Foods, Inc.*	290,962	14,754,683
Tyson Foods, Inc. - Class A	126,245	6,741,483
		53,299,212

Energy — 5.8%
Anadarko Petroleum Corp.	209,376	9,179,044
Apergy Corp.*	69,597	1,884,687
Cimarex Energy Co.	145,660	8,979,939
Diamondback Energy, Inc.	101,329	9,393,198
EQT Corp.	267,041	5,044,405
Equitrans Midstream Corp.*	165,512	3,313,550
		37,794,823

Health Care — 4.7%
AmerisourceBergen Corp. Charles River Laboratories	64,187	4,775,513
International, Inc.*	99,132	11,219,760
DENTSPLY SIRONA, Inc.	243,736	9,069,417
Patterson Cos., Inc.	271,516	5,338,005
		30,402,695
Total Common Stocks		$638,776,628

40

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange-Traded Fund — 1.1%
iShares Russell Mid-Cap Value ETF	88,020	$6,720,327

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	7,157,493	7,157,493

Total Investment Securities —100.8%
(Cost $686,786,044)		$652,654,448

Liabilities in Excess of Other Assets — (0.8%)		(4,907,471)

Net Assets — 100.0%		$647,746,977

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$638,776,628	$—	$—	$638,776,628
Exchange-Traded Fund	6,720,327	—	—	6,720,327
Short-Term Investment Fund	7,157,493	—	—	7,157,493
Total	$652,654,448	$—	$—	$652,654,448

See accompanying Notes to Portfolios of Investments.

41

Portfolio of Investments

Touchstone Premium Yield Equity Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.9%

Financials — 24.7%
Aegon NV (Netherlands)	245,892	$1,143,398
BB&T Corp.	63,583	2,754,416
Citigroup, Inc.	22,989	1,196,807
CME Group, Inc.	12,076	2,271,737
Fidelity National Financial, Inc.	41,903	1,317,430
HSBC Holdings PLC (United Kingdom), ADR	40,157	1,650,854
Huntington Bancshares, Inc.	153,210	1,826,263
Old Republic International Corp.	64,165	1,319,874
Regions Financial Corp.	93,905	1,256,449
Toronto-Dominion Bank (The) (Canada)	42,340	2,105,145
Umpqua Holdings Corp.	34,774	552,907
		17,395,280

Information Technology — 24.3%
Broadcom, Inc.	8,875	2,256,735
Cisco Systems, Inc.	46,059	1,995,736
Cypress Semiconductor Corp.	85,989	1,093,780
HP, Inc.	33,174	678,740
KLA-Tencor Corp.	23,571	2,109,369
Nokia OYJ (Finland), ADR	269,754	1,569,968
QUALCOMM, Inc.	26,917	1,531,846
Sabre Corp.	83,225	1,800,989
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	46,850	1,729,234
Texas Instruments, Inc.	24,735	2,337,458
		17,103,855

Energy — 11.4%
Enbridge, Inc. (Canada)	60,143	1,869,244
Occidental Petroleum Corp.	30,991	1,902,228
ONEOK, Inc.	33,028	1,781,861
Pembina Pipeline Corp. (Canada)†	20,711	614,495
TOTAL SA (France), ADR	35,356	1,844,876
		8,012,704

Consumer Discretionary — 7.9%
Carnival Corp.	24,444	1,205,089
Gap, Inc. (The)	55,871	1,439,237
Six Flags Entertainment Corp.	25,899	1,440,761
Target Corp.	22,698	1,500,111
		5,585,198

Real Estate — 6.6%
Crown Castle International Corp., REIT	17,460	1,896,680
Digital Realty Trust, Inc., REIT	8,148	868,169
Lamar Advertising Co. - Class A, REIT	26,772	1,852,087
		4,616,936

Communication Services — 6.3%
BCE, Inc. (Canada)	41,903	1,656,426
Verizon Communications, Inc.	49,469	2,781,147
		4,437,573

Utilities — 5.4%
AES Corp.	110,433	1,596,861
CenterPoint Energy, Inc.	77,405	2,185,143
		3,782,004

Health Care — 4.2%
Pfizer, Inc.	68,093	2,972,259

Materials — 3.5%
LyondellBasell Industries NV - Class A	29,973	2,492,555

Consumer Staples — 2.9%
Coca-Cola European Partners PLC (United Kingdom)	45,250	2,074,713

Industrials — 2.7%
Eaton Corp. PLC	28,227	1,938,066
Total Common Stocks		$70,411,143

Short-Term Investment Funds — 1.2%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	250,736	250,736
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	620,125	620,125
Total Short-Term Investment Funds		$870,861

Total Investment Securities —101.1%
(Cost $68,451,175)		$71,282,004

Liabilities in Excess of Other Assets — (1.1%)		(797,332)

Net Assets — 100.0%		$70,484,672

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $608,235.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

42

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$70,411,143	$—	$—	$70,411,143
Short-Term Investment Funds	870,861	—	—	870,861
Total	$71,282,004	$—	$—	$71,282,004

See accompanying Notes to Portfolios of Investments.

43

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Information Technology — 34.5%
Adobe, Inc.*	313,919	$71,021,035
Atlassian Corp. PLC (Australia) - Class A*	197,872	17,606,651
Palo Alto Networks, Inc.*	241,993	45,579,382
salesforce.com, Inc.*	737,903	101,070,574
ServiceNow, Inc.*	607,474	108,160,746
Splunk, Inc.*	367,845	38,568,548
Visa, Inc. - Class A	887,976	117,159,553
Workday, Inc. - Class A*	192,303	30,706,943
		529,873,432

Consumer Discretionary — 19.7%
Alibaba Group Holding Ltd. (China) ADR*	764,260	104,757,118
Amazon.com, Inc.*	86,551	129,997,005
Booking Holdings, Inc.*	27,320	47,056,514
Floor & Decor Holdings, Inc. - Class A*	842,971	21,832,949
		303,643,586

Health Care — 19.7%
ABIOMED, Inc.*	39,586	12,867,033
Alexion Pharmaceuticals, Inc.*	270,128	26,299,662
Align Technology, Inc.*	168,372	35,262,148
BioMarin Pharmaceutical, Inc.*	342,427	29,157,659
Edwards Lifesciences Corp.*	384,311	58,864,916
Illumina, Inc.*	206,584	61,960,739
Loxo Oncology, Inc.*	166,567	23,331,040
Regeneron Pharmaceuticals, Inc.*	102,661	38,343,884
Sarepta Therapeutics, Inc.*	160,449	17,509,799
		303,596,880

Communication Services — 18.6%
Activision Blizzard, Inc.	572,047	26,640,229
Alphabet, Inc. - Class A*	85,680	89,532,173
Alphabet, Inc. - Class C*	5,684	5,886,407
Facebook, Inc. - Class A*	316,746	41,522,233
Match Group, Inc.†	724,691	30,995,034
Netflix, Inc.*	342,403	91,647,587
		286,223,663

Consumer Staples — 3.4%
Monster Beverage Corp.*	1,049,621	51,662,346

Industrials — 3.2%
CoStar Group, Inc.*	145,247	48,997,623
Total Common Stocks		$1,523,997,530

Short-Term Investment Funds — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	22,228,446	22,228,446
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	20,072,400	20,072,400
Total Short-Term Investment Funds		$42,300,846

Total Investment Securities —101.8%
(Cost $760,299,050)		$1,566,298,376

Liabilities in Excess of Other Assets — (1.8%)		(28,049,116)

Net Assets — 100.0%		$1,538,249,260

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $19,965,036.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,523,997,530	$—	$—	$1,523,997,530
Short-Term Investment Funds	42,300,846	—	—	42,300,846
Total	$1,566,298,376	$—	$—	$1,566,298,376

See accompanying Notes to Portfolios of Investments.

44

Portfolio of Investments

Touchstone Small Cap Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Industrials — 30.6%
Armstrong World Industries, Inc.	57,659	$3,356,330
GATX Corp.	66,519	4,710,210
Kaman Corp.	61,081	3,426,033
Landstar System, Inc.	48,558	4,645,544
Masonite International Corp.*	42,169	1,890,436
Matson, Inc.	58,065	1,859,241
USG Corp.	110,160	4,699,426
		24,587,220

Materials — 16.9%
GCP Applied Technologies, Inc.*	122,681	3,011,819
Ingevity Corp.*	47,826	4,002,558
NewMarket Corp.	12,457	5,133,405
Olin Corp.	30,379	610,922
Tredegar Corp.	51,951	823,943
		13,582,647

Consumer Discretionary — 14.8%
Churchill Downs, Inc.	10,206	2,489,652
LCI Industries	20,745	1,385,766
Penske Automotive Group, Inc.	77,058	3,106,979
Service Corp. International	30,317	1,220,562
Sturm Ruger & Co., Inc.	43,289	2,303,841
Tempur Sealy International, Inc.*	32,998	1,366,117
		11,872,917

Financials — 10.9%
Eaton Vance Corp.	44,153	1,553,303
MBIA, Inc.*†	174,914	1,560,233
Union Bankshares Corp.	87,606	2,473,117
White Mountains Insurance Group Ltd.*	3,725	3,194,895
		8,781,548

Real Estate — 8.5%
Alexander & Baldwin, Inc. REIT*	151,503	2,784,625
First Industrial Realty Trust, Inc. REIT	118,297	3,414,051
Tejon Ranch Co.*	40,108	664,991
		6,863,667

Consumer Staples — 5.0%
Energizer Holdings, Inc.	42,318	1,910,658
PriceSmart, Inc.	36,214	2,140,247
		4,050,905

Communication Services — 3.7%
MSG Networks, Inc., Class A*	126,879	2,989,269

Information Technology — 3.6%
Versum Materials, Inc.	104,910	2,908,105

Health Care — 1.8%
Bruker Corp.	47,308	1,408,359

Energy — 1.5%
Dril-Quip, Inc.*	41,251	1,238,768
Total Common Stocks		$78,283,405

Short-Term Investment Funds — 2.9%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	1,919,429	1,919,429
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	440,100	440,100
Total Short-Term Investment Funds		$2,359,529

Total Investment Securities —100.2%
(Cost $63,989,488)		$80,642,934

Liabilities in Excess of Other Assets — (0.2%)		(171,836)

Net Assets — 100.0%		$80,471,098

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $436,188.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$78,283,405	$—	$—	$78,283,405
Short-Term Investment Funds	2,359,529	—	—	2,359,529
Total	$80,642,934	$—	$—	$80,642,934

See accompanying Notes to Portfolios of Investments.

45

Portfolio of Investments

Touchstone Small Cap Value Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 93.4%

Industrials — 20.4%
Actuant Corp. - Class A	42,895	$900,366
Altra Industrial Motion Corp.	39,512	993,727
CIRCOR International, Inc.*	19,257	410,174
Clean Harbors, Inc.*	25,350	1,251,022
EMCOR Group, Inc.	15,946	951,817
EnPro Industries, Inc.	23,282	1,399,248
Generac Holdings, Inc.*	31,047	1,543,036
Hexcel Corp.	25,658	1,471,230
Huron Consulting Group, Inc.*	36,725	1,884,360
ITT, Inc.	36,247	1,749,643
Kelly Services, Inc. - Class A	39,664	812,319
Korn/Ferry International	38,931	1,539,332
Masonite International Corp.*	15,356	688,409
Matthews International Corp. - Class A	26,126	1,061,238
Milacron Holdings Corp.*	115,397	1,372,070
Regal Beloit Corp.	20,766	1,454,658
SPX FLOW, Inc.*	16,517	502,447
Standex International Corp.	21,707	1,458,276
Team, Inc.*	116,749	1,710,373
Tetra Tech, Inc.	10,012	518,321
TriMas Corp.*	60,268	1,644,714
		25,316,780

Financials — 20.4%
Banc of California, Inc.	56,973	758,311
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	58,899	1,846,484
BankUnited, Inc.	65,803	1,970,142
Blackstone Mortgage Trust, Inc. - Class A REIT	80,361	2,560,301
Chemical Financial Corp.	34,185	1,251,513
Eagle Bancorp, Inc.*	26,168	1,274,643
Federated Investors, Inc. - Class B	18,829	499,910
First Horizon National Corp.	113,571	1,494,594
FNB Corp.	204,803	2,015,262
Hanover Insurance Group, Inc. (The)	6,606	771,383
IBERIABANK Corp.	36,760	2,362,933
MB Financial, Inc.	45,629	1,808,277
National General Holdings Corp.	110,847	2,683,606
Sterling Bancorp.	151,835	2,506,796
Univest Corp. of Pennsylvania	65,967	1,422,908
		25,227,063

Materials — 11.2%
Allegheny Technologies, Inc.*	65,920	1,435,078
Ferroglobe Representation & Warranty Insurance Trust(A)*	173,700	—
HB Fuller Co.	27,293	1,164,592
Ingevity Corp.*	8,360	699,648
Livent Corp.*†	67,619	933,142
Olin Corp.	67,471	1,356,842
Owens-Illinois, Inc.*	97,634	1,683,210
Sensient Technologies Corp.	21,983	1,227,751
Silgan Holdings, Inc.	38,301	904,670
Sonoco Products Co.	16,286	865,275
Valvoline, Inc.	100,641	1,947,403
WR Grace & Co.	25,841	1,677,339
		13,894,950

Consumer Staples — 9.0%
B&G Foods, Inc.†	32,841	949,433
Darling Ingredients, Inc.*	119,741	2,303,817
Hain Celestial Group, Inc. (The)*	48,863	774,967
Hostess Brands, Inc.*	100,206	1,096,254
Performance Food Group Co.*	47,311	1,526,726
Sanderson Farms, Inc.	9,013	894,901
Spectrum Brands Holdings, Inc.	19,145	808,876
TreeHouse Foods, Inc.*	54,924	2,785,196
		11,140,170

Information Technology — 8.3%
Belden, Inc.	23,766	992,706
CACI International, Inc. - Class A*	8,907	1,282,875
Conduent, Inc.*	81,050	861,562
MACOM Technology Solutions Holdings, Inc.*	201,187	2,919,223
ManTech International Corp. - Class A	26,091	1,364,429
Semtech Corp.*	25,049	1,148,998
Viavi Solutions, Inc.*	171,171	1,720,269
		10,290,062

Consumer Discretionary — 6.1%
Carter's, Inc.	15,723	1,283,311
Del Frisco's Restaurant Group, Inc.*	82,532	590,104
Horizon Global Corp.*†	95,412	136,439
Michaels Cos., Inc. (The)*	59,816	809,909
Murphy USA, Inc.*	25,371	1,944,433
Oxford Industries, Inc.	13,139	933,395
Steven Madden Ltd.	24,996	756,379
Tailored Brands, Inc.	27,986	381,729
Vista Outdoor, Inc.*	67,384	764,808
		7,600,507

Utilities — 4.7%
Black Hills Corp.	17,737	1,113,529
Hawaiian Electric Industries, Inc.	30,066	1,101,017
IDACORP, Inc.	14,678	1,365,935
Portland General Electric Co.	49,503	2,269,713
		5,850,194

Communication Services — 3.9%
Cogent Communications Holdings, Inc.	21,074	952,756
Nexstar Media Group, Inc. - Class A	29,128	2,290,626
Tribune Media Co. - Class A	34,931	1,585,169
		4,828,551

Real Estate — 3.6%
Americold Realty Trust REIT	31,060	793,272
Columbia Property Trust, Inc. REIT	79,904	1,546,142
Corporate Office Properties Trust REIT	59,553	1,252,400
Lexington Realty Trust REIT	99,289	815,163
		4,406,977

46

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 93.4% (Continued)

Health Care — 3.5%
Charles River Laboratories International, Inc.*	11,330	$1,282,329
Encompass Health Corp.	5,256	324,295
Patterson Cos., Inc.	45,730	899,052
Prestige Consumer Healthcare, Inc.*	60,106	1,856,073
		4,361,749

Energy — 2.3%
Callon Petroleum Co.*	176,411	1,144,907
Carrizo Oil & Gas, Inc.*	78,297	883,973
Select Energy Services, Inc. - Class A*	59,053	373,215
SRC Energy, Inc.*	90,366	424,720
		2,826,815
Total Common Stocks		$115,743,818

Exchange-Traded Fund — 2.3%
iShares Russell 2000 Value ETF	26,043	2,800,664

Short-Term Investment Funds — 6.4%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	5,899,493	5,899,493
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	2,026,235	2,026,235
Total Short-Term Investment Funds		$7,925,728

Total Investment Securities —102.1%
(Cost $146,707,610)		$126,470,210

Liabilities in Excess of Other Assets — (2.1%)		(2,582,183)

Net Assets — 100.0%		$123,888,027

(A)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $1,786,692.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviation:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$115,743,818	$—	$—	$115,743,818
Exchange-Traded Fund	2,800,664	—	—	2,800,664
Short-Term Investment Funds	7,925,728	—	—	7,925,728
Total	$126,470,210	$—	$—	$126,470,210

See accompanying Notes to Portfolios of Investments.

47

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 34.9%
$2,500,000	Ally Auto Receivables Trust, Ser 2015-1, Class C, 2.260%, 10/15/20	$2,498,969
473,329	American Credit Acceptance Receivables Trust, Ser 2016-3, Class B, 144a, 2.870%, 8/12/22	473,234
1,221,978	American Credit Acceptance Receivables Trust, Ser 2017-2, Class B, 144a, 2.460%, 4/12/21	1,221,649
1,596,851	American Credit Acceptance Receivables Trust, Ser 2017-3, Class B, 144a, 2.250%, 1/11/21	1,595,465
745,610	American Credit Acceptance Receivables Trust, Ser 2017-4, Class A, 144a, 2.000%, 7/10/20	745,164
8,389,000	American Credit Acceptance Receivables Trust, Ser 2017-4, Class B, 144a, 2.610%, 5/10/21	8,376,026
877,301	American Credit Acceptance Receivables Trust, Ser 2018-2, Class A, 144a, 2.940%, 1/10/22	875,611
10,000,000	American Credit Acceptance Receivables Trust, Ser 2018-4, Class A, 144a, 3.380%, 12/13/21	10,001,230
5,348,033	AmeriCredit Automobile Receivables Trust, Ser 2014-2, Class D, 2.570%, 7/8/20	5,346,844
3,179,000	AmeriCredit Automobile Receivables Trust, Ser 2015-2, Class D, 3.000%, 6/8/21	3,169,958
185,680	Ascentium Equipment Receivables Trust, Ser 2017-1A, Class A2, 144a, 1.870%, 7/10/19	185,608
2,543,752	Ascentium Equipment Receivables Trust, Ser 2017-2A, Class A2, 144a, 2.000%, 5/11/20	2,531,407
5,000,000	Avery Point VII CLO Ltd. (Cayman Islands), Ser 2015-7A, Class A1, 144a, (3M LIBOR +1.500%), 3.936%, 1/15/28(A)	5,000,035
1,416,667	Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Class B, 144a, 3.660%, 2/20/20	1,416,587
11,085,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Class A, 144a, 2.460%, 7/20/20	11,052,517
8,960,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Class B, 144a, 3.290%, 2/20/21	8,930,979
3,473,460	Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Class 1M1, (1M LIBOR +0.650%), 3.156%, 3/25/35(A)	3,453,763
690,280	BlueVirgo Trust, Ser 2015-1A, 144a, 3.000%, 12/15/22	690,280
10,000,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 3.505%, 9/15/35(A)	9,853,891
4,260,000	California Republic Auto Receivables Trust, Ser 2014-3, Class C, 3.610%, 6/17/21	4,259,005
5,250,000	Capital Auto Receivables Asset Trust, Ser 2015-2, Class E, 4.500%, 1/22/24	5,273,072
1,188,981	Carnow Auto Receivables Trust, Ser 2017-1A, Class A, 144a, 2.920%, 9/15/22	1,183,541
178,307	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	176,710
2,841,045	CCG Receivables Trust, Ser 2017-1, Class A2, 144a, 1.840%, 11/14/23	2,817,099
4,945,000	Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Class C, 144a, 3.260%, 4/15/21	4,948,279
3,288,282	Conn's Receivables Funding, Ser 2018-A, Class A, 144a, 3.250%, 1/15/23	3,288,850
3,441,909	CPS Auto Receivables Trust, Ser 2014-C, Class C, 144a, 3.770%, 8/17/20	3,445,655
800,113	Dell Equipment Finance Trust, Ser 2016-1, Class B, 144a, 2.030%, 7/22/21	799,599
1,615,000	Dell Equipment Finance Trust, Ser 2016-1, Class C, 144a, 2.530%, 7/22/21	1,613,451
1,800,000	Dell Equipment Finance Trust, Ser 2016-1, Class D, 144a, 3.240%, 7/22/22	1,799,517
2,093,828	Dell Equipment Finance Trust, Ser 2017-1, Class A3, 144a, 2.140%, 4/22/22	2,086,560
623,793	Drive Auto Receivables Trust, Ser 2017-2, Class B, 2.250%, 6/15/21	623,345
2,467,771	Drive Auto Receivables Trust, Ser 2017-3, Class B, 2.300%, 5/17/21	2,465,017
8,870,287	Drive Auto Receivables Trust, Ser 2017-AA, Class C, 144a, 2.980%, 1/18/22	8,861,453
2,300,000	Drive Auto Receivables Trust, Ser 2017-BA, Class E, 144a, 5.300%, 7/15/24	2,366,628
5,915,370	DT Auto Owner Trust, Ser 2015-2A, Class D, 144a, 4.250%, 2/15/22	5,928,218
12,364,635	DT Auto Owner Trust, Ser 2017-1A, Class C, 144a, 2.700%, 11/15/22	12,334,429
475,699	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	469,629
2,804,063	Exeter Automobile Receivables Trust, Ser 2014-3A, Class C, 144a, 4.170%, 6/15/20	2,810,998

48

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 34.9% (Continued)
$827,063	Exeter Automobile Receivables Trust, Ser 2016-1A, Class B, 144a, 3.850%, 5/17/21	$828,581
462,506	Exeter Automobile Receivables Trust, Ser 2017-3A, Class A, 144a, 2.050%, 12/15/21	459,692
5,410,000	First Investors Auto Owner Trust, Ser 2014-2A, Class D, 144a, 3.470%, 2/15/21	5,409,773
1,630,000	Flagship Credit Auto Trust, Ser 2016-3, Class B, 144a, 2.430%, 6/15/21	1,623,801
4,300,000	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class A2, 144a, 3.320%, 4/15/22	4,305,372
2,390,322	GLS Auto Receivables Trust, Ser 2016-1A, Class B, 144a, 4.390%, 1/15/21	2,395,413
1,440,000	GLS Auto Receivables Trust, Ser 2016-1A, Class C, 144a, 6.900%, 10/15/21	1,482,575
3,673,868	GLS Auto Receivables Trust, Ser 2017-1A, Class A2, 144a, 2.670%, 4/15/21	3,665,426
5,638,806	GLS Auto Receivables Trust, Ser 2018-1A, Class A, 144a, 2.820%, 7/15/22	5,618,492
6,649,174	GLS Auto Receivables Trust, Ser 2018-2A, Class A, 144a, 3.250%, 4/18/22	6,633,647
3,685,034	GLS Auto Receivables Trust, Ser 2018-3A, Class A, 144a, 3.350%, 8/15/22	3,686,422
4,950,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class B, 144a, 3.520%, 3/25/21	4,925,316
2,900,000	Hertz Vehicle Financing II LP, Ser 2015-3A, Class B, 144a, 3.710%, 9/25/21	2,894,631
7,450,000	Hertz Vehicle Financing II LP, Ser 2016-1A, Class A, 144a, 2.320%, 3/25/20	7,432,766
1,450,000	Hertz Vehicle Financing II LP, Ser 2016-3A, Class C, 144a, 4.430%, 7/25/20	1,452,123
4,582,000	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	4,569,033
11,661,000	Kabbage Asset Securitization LLC, Ser 2017-1, Class A, 144a, 4.571%, 3/15/22	11,738,846
746,473	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, (1M LIBOR +0.300%), 2.806%, 12/25/35(A)	746,761
1,699,256	Navitas Equipment Receivables LLC, Ser 2016-1, Class A2, 144a, 2.200%, 6/15/21	1,694,965
3,096,716	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.400%), 2.906%, 10/25/35(A)	3,097,209
522,488	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	514,668
4,725,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 3.150%, 11/15/26(A)	4,680,731
1,489,272	Prestige Auto Receivables Trust, Ser 2018-1A, Class A1, 144a, 2.528%, 10/15/19	1,488,803
1,571,164	RAAC Trust, Ser 2006-RP4, Class A, 144a, (1M LIBOR +0.290%), 2.796%, 1/25/46(A)	1,569,080
805,344	RAAC Trust, Ser 2006-SP4, Class A3, (1M LIBOR +0.250%), 2.756%, 11/25/36(A)	805,036
2,571,000	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 2.846%, 11/25/36(A)	2,557,719
15,322,000	Rockwall CDO II Ltd., Ser 2007-1A, Class A3L, 144a, (3M LIBOR +1.000%), 3.541%, 8/1/24(A)	15,144,571
700,000	Santander Drive Auto Receivables Trust, Ser 2015-2, Class D, 3.020%, 4/15/21	699,550
270,953	Santander Drive Auto Receivables Trust, Ser 2015-3, Class C, 2.740%, 1/15/21	270,805
6,085,422	Santander Drive Auto Receivables Trust, Ser 2015-4, Class C, 2.970%, 3/15/21	6,082,785
4,508,000	SBA Tower Trust, 144a, 2.898%, 10/15/44	4,481,427
6,010,000	Securitized Equipment Receivables Trust (Cayman Islands), Ser 2017-1A, Class A, 2.980%, 4/11/24	5,977,110
1,490,319	Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Class A, 144a, 2.050%, 6/20/31(A)(B)	1,488,521
795,391	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	790,739
721,218	Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Class A, 144a, 2.400%, 3/22/32	716,864
13,450,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2016-1A, Class A, 144a, (3M LIBOR +1.550%), 3.999%, 7/17/28(A)	13,449,906

49

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 34.9% (Continued)
$5,400,000	Tesla Auto Lease Trust, Ser 2018-B, Class A, 144a, 3.710%, 8/20/21	$5,412,912
3,458,803	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090%, 12/15/29	3,449,519
7,554,192	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 2.915%, 2/25/57(A)	7,512,945
14,750,000	Towd Point Mortgage Trust, Ser 2018-SJ1, Class A1, 144a, 4.000%, 10/25/58(A)(B)	14,747,286
2,820,020	United Auto Credit Securitization Trust, Ser 2017-1, Class C, 144a, 2.710%, 1/10/22	2,816,920
2,770,000	Volvo Financial Equipment LLC, Ser 2015-1A, Class C, 144a, 2.420%, 11/15/22	2,767,534
1,485,103	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	1,474,622
8,114,491	Westlake Automobile Receivables Trust, Ser 2016-1A, Class D, 144a, 4.550%, 9/15/21	8,140,423
	Total Asset-Backed Securities	$326,671,592

	Corporate Bonds — 34.2%

	Financials — 9.4%
700,000	Bank One Corp. (Step reset date and rate 8/15/27, 6.375%), 8.530%, 3/1/19(C)	705,886
7,000,000	BB&T Corp. MTN, 2.150%, 2/1/21	6,852,691
4,000,000	BB&T Corp. MTN, 6.850%, 4/30/19	4,049,152
6,050,000	Citibank NA, (3M LIBOR +0.340%), 3.132%, 3/20/19(A)	6,051,469
5,000,000	Credit Agricole SA (France), 144a, 2.750%, 6/10/20	4,943,440
300,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 144a, 3.125%, 12/10/20	297,066
8,199,000	Huntington Bancshares, Inc., 7.000%, 12/15/20	8,753,740
15,000,000	JPMorgan Chase & Co., 1.850%, 3/22/19	14,956,897
1,306,000	Lloyds Bank PLC (United Kingdom) MTN, 144a, 5.800%, 1/13/20	1,336,850
5,825,000	Mountain Agency, Inc. (The), 2.750%, 12/1/23(A)(B)	5,825,000
2,340,000	National City Corp., 6.875%, 5/15/19	2,372,113
250,000	PNC Bank NA, 2.200%, 1/28/19	249,873
2,500,000	Principal Life Global Funding II, 144a, 1.500%, 4/18/19	2,488,574
8,900,000	Regions Bank/Birmingham AL, 3.374%, 8/13/21	8,863,522
10,000,000	Royal Bank of Canada (Canada) MTN, (3M LIBOR +0.300%), 2.769%, 7/22/20(A)	9,979,794
5,500,000	Wells Fargo Bank NA, (SOFR +0.480%), 3.180%, 3/25/20(A)	5,474,691
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,535,893
		87,736,651

	Consumer Staples — 4.6%
9,500,000	Anheuser-Busch InBev Finance, Inc., (3M LIBOR +1.260%), 3.819%, 2/1/21(A)	9,552,011
1,475,000	Conagra Brands, Inc., (3M LIBOR +0.750%), 3.219%, 10/22/20(A)	1,470,856
3,000,000	Constellation Brands, Inc., (3M LIBOR +0.700%), 3.209%, 11/15/21(A)	2,964,065
1,239,000	Constellation Brands, Inc., 3.875%, 11/15/19	1,243,606
4,600,000	Danone SA (France), 144a, 1.691%, 10/30/19	4,536,714
3,925,000	General Mills, Inc., (3M LIBOR +0.540%), 2.976%, 4/16/21(A)	3,864,115
6,800,000	Kraft Heinz Foods Co., (3M LIBOR +0.570%), 3.188%, 2/10/21(A)	6,743,523
4,793,000	Mondelez International, Inc., 5.375%, 2/10/20	4,909,819
1,540,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 3.384%, 6/24/22(A)	1,513,131
3,200,000	Tyson Foods, Inc., (3M LIBOR +0.550%), 3.288%, 6/2/20(A)	3,182,514
3,200,000	Woolworths Group Ltd. (Australia), 144a, 4.000%, 9/22/20	3,223,146
		43,203,500

	Industrials — 4.3%
9,700,000	Eaton Electric Holdings LLC, 3.875%, 12/15/20	9,784,070
1,950,000	Holcim US Finance Sarl & Cie SCS (Luxembourg), 144a, 6.000%, 12/30/19	1,997,052
7,175,000	Keysight Technologies, Inc., 3.300%, 10/30/19	7,153,264
6,875,000	Martin Marietta Materials, Inc., (3M LIBOR +0.650%), 3.327%, 5/22/20(A)	6,837,910
2,000,000	Molex Electronic Technologies LLC, 144a, 2.878%, 4/15/20	1,980,694
8,095,000	Vulcan Materials Co., (3M LIBOR +0.650%), 3.388%, 3/1/21(A)	8,034,236
4,200,000	Wabtec Corp., (3M LIBOR +1.050%), 3.838%, 9/15/21(A)	4,200,669
		39,987,895

	Utilities — 4.0%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,953,054
2,500,000	Duke Energy Florida LLC, 2.100%, 12/15/19	2,479,774
9,342,000	Electricite de France SA (France), 144a, 2.150%, 1/22/19	9,336,466
1,385,000	Exelon Generation Co. LLC, 2.950%, 1/15/20	1,378,333
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,918,382

50

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.2% (Continued)

	Utilities — (Continued)
$700,000	ITC Holdings Corp., 144a, 5.500%, 1/15/20	$713,211
1,990,000	NextEra Energy Capital Holdings, Inc., 2.400%, 9/15/19	1,977,224
2,700,000	Public Service Co. of New Hampshire, 4.050%, 6/1/21	2,744,359
5,300,000	Sempra Energy, (3M LIBOR +0.250%), 2.686%, 7/15/19(A)	5,284,378
6,047,000	Sempra Energy, (3M LIBOR +0.500%), 2.936%, 1/15/21(A)	5,945,446
		37,730,627

	Consumer Discretionary — 2.5%
1,600,000	Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,640,910
500,000	Ford Motor Credit Co. LLC MTN, 2.943%, 1/8/19	500,002
6,300,000	General Motors Co., (3M LIBOR +0.800%), 3.389%, 8/7/20(A)	6,236,464
2,700,000	General Motors Financial Co., Inc., 3.500%, 7/10/19	2,699,590
650,000	Hyundai Capital America, 144a, 2.500%, 3/18/19	648,919
900,000	Hyundai Capital America, 144a, 3.000%, 10/30/20	889,862
200,000	Hyundai Capital Services, Inc., 144a, 1.625%, 8/30/19	197,930
3,808,000	Lear Corp., 5.375%, 3/15/24	3,917,242
6,800,000	Volkswagen Group of America Finance LLC, 144a, 3.875%, 11/13/20	6,833,176
		23,564,095

	Communication Services — 2.3%
2,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	2,006,075
4,595,000	Discovery Communications LLC, 2.200%, 9/20/19	4,546,927
3,000,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	3,003,715
10,307,000	Orange SA (France), 5.375%, 7/8/19	10,419,184
1,405,000	Sky Ltd. (United Kingdom), 144a, 2.625%, 9/16/19	1,394,393
		21,370,294

	Materials — 2.1%
5,000,000	Eastman Chemical Co., 3.500%, 12/1/21	5,025,069
2,700,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	2,681,048
6,300,000	Georgia-Pacific LLC, 144a, 2.539%, 11/15/19	6,252,293
6,000,000	Glencore Funding LLC, 144a, (3M LIBOR +1.360%), 3.796%, 1/15/19(A)	6,000,960
		19,959,370

	Health Care — 1.8%
2,100,000	Amgen, Inc., 1.900%, 5/10/19	2,091,223
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,073,516
2,720,000	Cigna Corp., 144a, (3M LIBOR +0.650%), 3.438%, 9/17/21(A)	2,681,579
7,700,000	Dignity Health, 2.637%, 11/1/19	7,655,028
2,475,000	Zimmer Biomet Holdings, Inc., (3M LIBOR +0.750%), 3.554%, 3/19/21(A)	2,451,824
		16,953,170

	Information Technology — 1.7%
6,200,000	Dell International LLC / EMC Corp., 144a, 3.480%, 6/1/19	6,181,677
600,000	Fidelity National Information Services, Inc., 3.625%, 10/15/20	602,727
9,300,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	9,195,207
		15,979,611

	Real Estate — 1.1%
2,250,000	Equity Commonwealth, REIT, 5.875%, 9/15/20	2,304,827
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 3.609%, 8/16/21(A)	8,264,555
		10,569,382

	Energy — 0.4%
686,000	Florida Gas Transmission Co. LLC, 144a, 7.900%, 5/15/19	696,306
265,000	Kinder Morgan, Inc., 3.050%, 12/1/19	263,472
1,000,000	ONEOK Partners LP, 8.625%, 3/1/19	1,007,082
1,500,000	Ras Laffan Liquefied Natural Gas Co. (Qatar), 6.750%, 9/30/19	1,527,450
198,540	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	200,545
		3,694,855
	Total Corporate Bonds	$320,749,450

	Commercial Mortgage-Backed Securities — 12.1%
2,078,580	A10 Term Asset Financing LLC, Ser 2017-1A, Class A1FL, 144a, (1M LIBOR +0.850%), 3.305%, 3/15/36(A)	2,077,604
8,347,269	AREIT Trust, Ser 2018-CRE1, Class A, 144a, (1M LIBOR +0.850%), 3.290%, 2/14/35(A)	8,263,099
648,229	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL1, Class A, 144a, (1M LIBOR +1.350%), 3.805%, 6/15/27(A)	647,074
1,257,763	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL2, Class A, 144a, (1M LIBOR +0.820%), 3.275%, 10/15/34(A)	1,245,459
3,219,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL2, Class AS, 144a, (1M LIBOR +1.100%), 3.555%, 10/15/34(A)	3,178,675

51

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 12.1% (Continued)
$4,245,000	BX Trust, Ser 2017-IMC, Class A, 144a, (1M LIBOR +1.050%), 3.505%, 10/15/32(A)	$4,200,135
3,423,319	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	3,517,952
2,530,000	Citigroup Commercial Mortgage Trust, Ser 2015-SHP2, Class A, 144a, (1M LIBOR +1.280%), 3.735%, 7/15/27(A)	2,517,597
181,656	COMM Mortgage Trust, Ser 2013-CR10, Class A2, 2.972%, 8/10/46	181,864
44,159,528	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.273%, 6/10/47(A)(B)(D)	1,870,893
6,308,142	COMM Mortgage Trust, Ser 2016-SAVA, Class A, 144a, (1M LIBOR +1.720%), 4.069%, 10/15/34(A)	6,295,388
583,226	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 3.771%, 7/12/44(A)	589,241
2,401,611	GS Mortgage Securities Corp. II, Ser 2015-GC30, Class A1, 1.439%, 5/10/50	2,376,925
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(D)	4,688,951
143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.786%, 5/10/34(A)(B)(D)	1,560,598
4,000,000	Hospitality Mortgage Trust, Ser 2017-HIT, Class A, 144a, (1M LIBOR +0.850%), 3.237%, 5/8/30(A)	3,941,065
8,320,000	Hospitality Mortgage Trust, Ser 2017-HIT, Class B, 144a, (1M LIBOR +1.180%), 3.567%, 5/8/30(A)	8,164,654
7,737,335	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 3.305%, 10/15/32(A)	7,735,435
7,525,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2017-FL10, Class A, 144a, (1M LIBOR +0.800%), 3.255%, 6/15/32(A)	7,512,438
1,883,000	Merrill Lynch Mortgage Investors Trust, Ser 1998-C1, Class E, 6.750%, 11/15/26(A)(B)	1,926,134
1,087,076	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A1, 1.405%, 2/15/48	1,082,048
7,725,000	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 3.305%, 8/15/33(A)	7,625,390
6,822,175	RAIT Trust, Ser 2017-FL7, Class A, 144a, (1M LIBOR +0.950%), 3.405%, 6/15/37(A)	6,820,732
8,125,000	STWD Mortgage Trust, Ser 2018-URB, Class B, 144a, (1M LIBOR +1.350%), 3.805%, 5/15/35(A)	8,072,326
7,592,019	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class B, 144a, (1M LIBOR +1.100%), 3.483%, 11/11/34(A)	7,529,083
6,280,000	TPG Real Estate Finance Issuer Ltd. (Cayman Islands), Ser 2018-FL1, Class AS, 144a, (1M LIBOR +0.950%), 3.405%, 2/15/35(A)	6,178,903
12,867,298	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.183%, 1/10/45(A)(B)(D)	612,213
1,498,524	WFRBS Commercial Mortgage Trust, Ser 2014-C20, Class A2, 3.036%, 5/15/47	1,496,211
1,970,654	WFRBS Commercial Mortgage Trust, Ser 2014-C24, Class A2, 2.863%, 11/15/47	1,966,476
	Total Commercial Mortgage-Backed Securities	$113,874,563

	Municipal Bonds — 3.3%

	California — 0.4%
1,865,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 2.750%, 9/1/41(A)(B)	1,865,000
1,885,000	CA St Infrastructure & Economic Dev Bank, Variable Canyon Plastics Inc Project, (LOC: Bank of The West), 1.780%, 12/1/39(A)(B)	1,885,000
		3,750,000

	Florida — 0.5%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser A, 2.163%, 7/1/19	4,985,500

	Hawaii — 0.1%
1,000,000	State of Hawaii, Txbl Ser FU, UTGO, 2.200%, 1/1/19	1,000,000

	Illinois — 0.5%
4,200,000	Regional Transportation Authority, Txbl Ser A, 3.013%, 5/29/20	4,199,706

	New York — 0.3%
3,000,000	Brookhaven NY IDA, Variable Intercounty Asso, (LOC: Capital One NA), 2.600%, 1/1/25(A)(B)	3,000,000

	Other Territory — 1.5%
2,000,000	Rib Floater Trust, Txbl Muni Floaters Trust Ser 201, (LOC: Barclays Bank PLC), 144a, 2.860%, 7/1/22(A)(B)	2,000,000

52

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.3% (Continued)

	Other Territory — 1.5% (Continued)
$11,900,000	Taxable Municipal Funding Trust, Txbl Mun Fltg Rt Nts Ser 2018, (LOC: Barclays Bank PLC), 144a, 2.860%, 7/31/28(A)(B)	$11,900,000
		13,900,000
	Total Municipal Bonds	$30,835,206

	Agency Collateralized Mortgage Obligations — 2.8%
115,384,785	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.164%, 9/25/20(A)(B)(D)	163,904
127,103,602	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.271%, 6/25/21(A)(B)(D)	2,935,992
15,899	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	15,832
302,119	FHLMC REMIC, Ser 2770 Class FH, (1M LIBOR +0.400%), 2.855%, 3/15/34(A)	301,940
3,876	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	3,873
914,836	FHLMC REMIC, Ser 3874 Class BD, 3.000%, 6/15/21	911,882
2,815,821	FHLMC REMIC, Ser 4238 Class TL, 1.250%, 8/15/27	2,601,574
165,583	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	167,845
61,465	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	63,179
51,893	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	53,412
246,668	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 3.006%, 9/25/33(A)	247,554
514,728	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	533,968
10,576	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	10,587
3,398,336	FNMA REMIC, Ser 2010-64, Class AD, 3.000%, 12/25/20	3,379,748
1,392,689	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	1,389,821
704,697	FNMA REMIC, Ser 2011-67, Class DA, 4.500%, 7/25/21	705,416
215,130	FNMA REMIC, Ser 2012 102 Class NA, 1.500%, 9/25/27	206,430
1,955,570	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(D)	75,793
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)(B)	159,541
1,300,000	FREMF Mortgage Trust, Ser 2010-K7, Class B, 144a, 5.500%, 4/25/20(A)(B)	1,333,554
101,397	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	103,423
71,076	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	71,612
168,736	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	163,997
5,977,235	GNMA, Ser 2016-40, Class F, (1M LIBOR +0.400%), 2.855%, 7/16/57(A)	5,823,045
4,644,883	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 2.905%, 1/16/58(A)	4,540,779
	Total Agency Collateralized Mortgage Obligations	$25,964,701

	Non-Agency Collateralized Mortgage Obligations — 2.3%
1,932,362	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 3.997%, 4/25/33(A)(B)††	1,952,755
246,999	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.954%, 4/25/34(A)(B)††	245,749
187,198	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	186,337
45,976	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	45,360
51,911	CSMC Trust, Ser 2012-CIM1, Class A1, 144a, 3.380%, 2/25/42(A)(B)	51,806
1,294,338	CSMC Trust, Ser 2014-WIN1, Class 2A5, 144a, 3.000%, 9/25/44(A)(B)	1,299,727
3,706,036	CSMC Trust, Ser 2014-WIN2, Class A5, 144a, 3.000%, 10/25/44(A)(B)	3,680,801
42,031	FDIC Sale Guaranteed Notes Trust, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	41,427
3,278,755	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.322%, 10/25/33(A)(B)	3,368,121
139,010	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.059%, 6/25/36(A)(B)	130,184
20,246	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 4.744%, 12/25/32(A)	20,226
120,435	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 4.318%, 12/25/34(A)(B)	119,379
7,373,641	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Ser 2005-3, Class A1C, (1M LIBOR +0.370%), 2.876%, 7/25/35(A)	7,356,684
587,221	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.492%, 2/25/37(A)(B)	501,609
1,827,627	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)(B)	1,802,163

53

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 2.3% (Continued)
$131,752	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 4.466%, 6/25/33(A)(B)	$133,045
331,988	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 4.903%, 12/25/33(A)(B)	339,607
	Total Non-Agency Collateralized Mortgage Obligations	$21,274,980

	U.S. Government Mortgage-Backed Obligations — 2.0%
45,639	FHLMC, Pool #1B1580, (12M LIBOR +1.961%), 4.086%, 3/1/34(A)	48,250
105,614	FHLMC, Pool #1B2629, (12M LIBOR +1.750%), 4.625%, 11/1/34(A)	110,513
238,813	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 4.837%, 3/1/36(A)	255,870
65,540	FHLMC, Pool #1G1471, (12M LIBOR +1.668%), 3.888%, 1/1/37(A)	68,436
441,479	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.627%, 11/1/36(A)	465,041
45,489	FHLMC, Pool #1H2524, (1 Year CMT Rate +2.250%), 4.172%, 8/1/35(A)	48,035
153,988	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.675%, 8/1/37(A)	161,454
156,850	FHLMC, Pool #1K1238, (1 Year CMT Rate +2.250%), 4.330%, 7/1/36(A)	165,374
97,414	FHLMC, Pool #1L0087, (1 Year CMT Rate +2.250%), 4.349%, 6/1/35(A)	102,470
232,426	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.540%, 7/1/35(A)	244,579
157,930	FHLMC, Pool #1L1288, (1 Year CMT Rate +2.250%), 4.062%, 5/1/36(A)	167,090
128,761	FHLMC, Pool #1Q0080, (12M LIBOR +1.676%), 4.342%, 1/1/36(A)	134,492
316,488	FHLMC, Pool #1Q0119, (12M LIBOR +1.845%), 4.516%, 9/1/36(A)	332,726
303,391	FHLMC, Pool #1Q0187, (12M LIBOR +1.781%), 4.586%, 12/1/36(A)	316,552
216,369	FHLMC, Pool #1Q0339, (12M LIBOR +1.910%), 4.093%, 4/1/37(A)	223,959
86,977	FHLMC, Pool #1Q0669, (12M LIBOR +1.721%), 4.203%, 11/1/37(A)	91,038
355,265	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.535%, 11/1/36(A)	374,739
422,334	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.117%, 4/1/34(A)	445,954
198,330	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.560%, 11/1/36(A)	208,852
182,544	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 4.451%, 4/1/35(A)	192,538
97,895	FHLMC, Pool #848088, (1 Year CMT Rate +2.245%), 3.979%, 4/1/35(A)	103,344
396,012	FHLMC, Pool #848539, (1 Year CMT Rate +2.265%), 4.224%, 4/1/37(A)	417,838
883,863	FHLMC, Pool #848583, (1 Year CMT Rate +2.306%), 4.224%, 1/1/36(A)	934,000
11,922	FHLMC, Pool #A92646, 5.500%, 6/1/40	12,908
13,762	FHLMC, Pool #C03505, 5.500%, 6/1/40	14,557
43,416	FHLMC, Pool #C66916, 7.000%, 5/1/32	46,126
3,294	FHLMC, Pool #D94598, 6.500%, 4/1/21	3,317
1,488	FHLMC, Pool #G00100, 8.000%, 2/1/23	1,574
39,308	FHLMC, Pool #G01840, 5.000%, 7/1/35	41,736
166,314	FHLMC, Pool #G11769, 5.000%, 10/1/20	169,109
108,549	FHLMC, Pool #G11773, 5.000%, 10/1/20	110,380
13,313	FHLMC, Pool #J05907, 6.000%, 8/1/19	13,322
32,787	FHLMC, Pool #J10895, 4.000%, 10/1/19	33,566
41,859	FNMA, Pool #175123, 7.450%, 8/1/22	42,430
3,782	FNMA, Pool #207530, 8.250%, 4/1/22	3,784
124,533	FNMA, Pool #254868, 5.000%, 9/1/33	132,236
59,411	FNMA, Pool #256272, 5.500%, 6/1/26	62,856
98,585	FNMA, Pool #256852, 6.000%, 8/1/27	105,831
23,217	FNMA, Pool #323832, 7.500%, 7/1/29	26,407
1,773	FNMA, Pool #334593, 7.000%, 5/1/24	1,871
68,716	FNMA, Pool #555380, (12M LIBOR +1.574%), 3.677%, 4/1/33(A)	72,545
29,502	FNMA, Pool #665773, 7.500%, 6/1/31	29,460
101,852	FNMA, Pool #679742, (1 Year CMT Rate +2.581%), 4.226%, 1/1/40(A)	104,014
37,258	FNMA, Pool #681842, (1 Year CMT Rate +2.125%), 3.666%, 2/1/33(A)	38,884
91,856	FNMA, Pool #681898, (1 Year CMT Rate +2.125%), 3.907%, 4/1/33(A)	96,063
109,894	FNMA, Pool #725245, (1 Year CMT Rate +2.238%), 3.977%, 2/1/34(A)	115,264
142,649	FNMA, Pool #725424, 5.500%, 4/1/34	153,621
758,483	FNMA, Pool #725490, (12M LIBOR +1.622%), 3.987%, 4/1/34(A)	791,668
4,228	FNMA, Pool #735439, 6.000%, 9/1/19	4,234
24,638	FNMA, Pool #735484, 5.000%, 5/1/35	26,159
99,267	FNMA, Pool #735539, (1 Year CMT Rate +2.201%), 3.931%, 4/1/35(A)	104,693
37,152	FNMA, Pool #743207, (12M LIBOR +1.517%), 4.341%, 10/1/33(A)	38,373
45,227	FNMA, Pool #745467, (12M LIBOR +1.947%), 4.403%, 4/1/36(A)	47,381
23,597	FNMA, Pool #745790, (1 Year CMT Rate +2.142%), 3.933%, 8/1/36(A)	24,634
28,219	FNMA, Pool #761411, 4.500%, 5/1/19	28,741
64,605	FNMA, Pool #784365, (6M LIBOR +1.550%), 4.106%, 5/1/34(A)	66,678
106,226	FNMA, Pool #791978, (6M LIBOR +1.518%), 4.018%, 9/1/34(A)	109,074

54

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 2.0% (Continued)
$15,219	FNMA, Pool #804001, (1 Year CMT Rate +2.185%), 4.560%, 10/1/34(A)	$15,897
31,466	FNMA, Pool #809897, (12M LIBOR +1.702%), 3.849%, 3/1/35(A)	33,130
132,601	FNMA, Pool #813170, (12M LIBOR +1.575%), 3.529%, 1/1/35(A)	138,041
630,385	FNMA, Pool #815323, (6M LIBOR +1.536%), 4.052%, 1/1/35(A)	650,285
147,970	FNMA, Pool #820364, (12M LIBOR +0.900%), 3.276%, 4/1/35(A)	151,777
274,272	FNMA, Pool #827787, (6M LIBOR +1.550%), 4.101%, 5/1/35(A)	283,326
34,551	FNMA, Pool #828480, (12M LIBOR +1.730%), 4.463%, 6/1/35(A)	36,190
97,104	FNMA, Pool #839239, (12M LIBOR +1.760%), 4.510%, 9/1/35(A)	102,666
67,741	FNMA, Pool #888179, (12M LIBOR +1.812%), 3.898%, 2/1/37(A)	71,128
41,539	FNMA, Pool #888548, (1 Year CMT Rate +2.252%), 4.475%, 5/1/35(A)	43,776
73,397	FNMA, Pool #889060, 6.000%, 1/1/38	79,858
74,362	FNMA, Pool #889061, 6.000%, 1/1/38	81,846
5,076	FNMA, Pool #889382, 5.500%, 4/1/38	5,483
273,713	FNMA, Pool #922674, (12M LIBOR +1.905%), 4.063%, 4/1/36(A)	288,463
239	FNMA, Pool #931676, 5.500%, 1/1/19	239
113,414	FNMA, Pool #950385, (6M LIBOR +0.949%), 3.461%, 8/1/37(A)	114,861
39,098	FNMA, Pool #960376, 5.500%, 12/1/37	41,690
133,287	FNMA, Pool #985670, 6.500%, 10/1/21	135,671
167,724	FNMA, Pool #AA1150, 4.000%, 4/1/23	171,745
8,505	FNMA, Pool #AD0941, 5.500%, 4/1/40	9,138
64,203	FNMA, Pool #AE0363, 5.000%, 7/1/37	68,159
31,208	FNMA, Pool #AE0727, 4.000%, 10/1/20	31,956
74,241	FNMA, Pool #AE5441, 5.000%, 10/1/40	78,809
136,515	FNMA, Pool #AI6588, 4.000%, 7/1/26	139,894
152,697	FNMA, Pool #AI8506, 4.000%, 8/1/26	156,500
132,063	FNMA, Pool #AL0211, 5.000%, 4/1/41	140,192
18,201	FNMA, Pool #AL0302, 5.000%, 4/1/24	18,621
759,376	FNMA, Pool #AL0478, (12M LIBOR +1.789%), 4.332%, 4/1/36(A)	794,146
247,074	FNMA, Pool #AL0543, 5.000%, 7/1/41	262,281
132,270	FNMA, Pool #AL1105, 4.500%, 12/1/40	138,208
28,621	FNMA, Pool #AL2591, 5.500%, 5/1/38	29,549
409,960	FNMA, Pool #AL5275, (6M LIBOR +1.514%), 4.062%, 9/1/37(A)	422,988
2,144,401	FNMA, Pool #AL7396, (6M LIBOR +1.534%), 4.066%, 2/1/37(A)	2,211,176
6,454	GNMA, Pool #344233, 8.000%, 2/15/23	6,745
30,005	GNMA, Pool #345123, 8.000%, 12/15/23	31,465
3,553	GNMA, Pool #569337, 6.500%, 4/15/22	3,655
12,768	GNMA, Pool #628440, 7.000%, 4/15/24	12,799
6,656	GNMA, Pool #780322, 8.000%, 11/15/22	6,950
412,128	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.375%, 2/20/34(A)	427,225
175,595	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.625%, 4/20/34(A)	181,860
322,793	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.750%, 8/20/34(A)	334,875
590,832	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.375%, 3/20/41(A)	613,536
330,630	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.000%, 11/20/44(A)	343,430
1,473,091	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.000%, 12/20/44(A)	1,530,970
	Total U.S. Government Mortgage-Backed Obligations	$18,727,839

	U.S. Government Agency Obligations — 0.8%
2,100,000	Overseas Private Investment Corp., (3M Treasury Bill + 0.000%), 2.450%, 10/15/39(A)	2,100,000
5,000,000	Overseas Private Investment Corp., (3M Treasury Bill + 0.000%), 2.460%, 7/20/22(A)	5,000,000
13,216	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	13,575
18,337	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	18,857
92,631	Small Business Administration Pools, (Prime Rate -2.500%), 2.750%, 4/25/28(A)	92,170
131,092	Small Business Administration Pools, (Prime Rate -2.600%), 2.650%, 1/25/26(A)	130,117
	Total U.S. Government Agency Obligations	$7,354,719

	Commercial Paper — 7.0%
15,000,000	Black Hills Corp., 2.560%, 01/02/2019(E)	14,997,816
11,200,000	Centennial Energy Holdings, Inc., 3.032%, 01/03/2019(E)	11,197,540
15,000,000	Southern California Edison Co., 2.750%, 01/02/2019(E)	14,997,831
14,000,000	Sysco Corp., 2.550%, 01/02/2019(E)	13,998,029
10,700,000	Union Electric Co., 2.600%, 01/02/2019(E)	10,698,454
	Total Commercial Paper	$65,889,670

Shares

Short-Term Investment Fund — 0.0%
110,950	Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	$110,950

55

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Market
Value
Total Investment Securities —99.4%
(Cost $935,085,445)	$931,453,670

Other Assets in Excess of Liabilities — 0.6%	5,219,269

Net Assets — 100.0%	$936,672,939

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2018.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Rate reflects yield at the time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

CLO - Collateralized Loan Obligations

CMT - Constant Maturity Treasury

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $478,320,448 or 51.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

56

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$326,671,592	$—	$326,671,592
Corporate Bonds	—	320,749,450	—	320,749,450
Commercial Mortgage-Backed Securities	—	113,874,563	—	113,874,563
Municipal Bonds	—	30,835,206	—	30,835,206
Agency Collateralized Mortgage Obligations	—	25,964,701	—	25,964,701
Non-Agency Collateralized Mortgage Obligations	—	21,274,980	—	21,274,980
U.S. Government Mortgage-Backed Obligations	—	18,727,839	—	18,727,839
U.S. Government Agency Obligations	—	7,354,719	—	7,354,719
Commercial Paper	—	65,889,670	—	65,889,670
Short-Term Investment Fund	110,950	—	—	110,950
Total	$110,950	$931,342,720	$—	$931,453,670

See accompanying Notes to Portfolios of Investments.

57

Notes to Portfolios of Investments

December 31, 2018 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Arbitrage Fund, Merger Arbitrage Fund and Small Cap Value Fund held Level 3 categorized securities during the period ended December 31, 2018. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. At December 31, 2018, there were no transfers for Level 3 for the Funds.

During the period ended December 31, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s and Ultra Short Duration Fixed Income Fund’s investments in asset-backed and mortgage-backed securities are valued

58

Notes to Portfolios of Investments (Unaudited) (Continued)

by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Collateralized Loan Obligations— The Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

59

Notes to Portfolios of Investments (Unaudited) (Continued)

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2018, the Arbitrage Fund and Merger Arbitrage Fund had securities sold short with a fair value of $(11,372,877) and $(5,809,049), respectively, and pledged securities with a fair value of $7,830,083 and $12,959,744, respectively, as collateral, for both securities sold short and written options Arbitrage Fund pledged cash collateral of $5,328,215, for both securities sold short and written options and Merger Arbitrage Fund had a related due to prime broker balance of $4,484,991.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of December 31, 2018, the Arbitrage Fund and Merger Arbitrage Fund had written options with a fair value of $(8,500) and $(5,950), respectively, and pledged securities with a fair value of $7,830,083 and $12,959,744, respectively, as collateral for both securities sold short and written options. Arbitrage Fund pledged cash collateral of $5,328,215 for both securities sold short and written options and Merger Arbitrage Fund had a related due

60

Notes to Portfolios of Investments (Unaudited) (Continued)

to prime broker balance of $4,484,991. The Arbitrage Fund and Merger Arbitrage Fund held purchased options with a fair value of $0 and $0, respectively, as of December 31, 2018.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of December 31, 2018, the Active Bond Fund held futures contracts as shown in the Portfolio of Investments and had cash in the amount of $118,274 held as collateral to cover futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

61

Notes to Portfolios of Investments (Unaudited) (Continued)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the period ended December 31, 2018, there were no open forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative under performance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2018:

Fair Value of Derivative Investments
as of December 31, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures Contracts-Interest Rate Contracts*	$527,214	$612,930
Arbitrage Fund	Purchased Options-Equity Contracts**	—	—
	Written Options-Equity Contracts**	—	(8,500)
Merger Arbitrage Fund	Purchased Options- Equity contracts**	—	—
	Written Options-Equity Contracts**	—	(5,950)

*	Amounts for Futures Contracts represents unrealized appreciation (depreciation).

**	Amounts for Purchased and Written Options represents market value.

62

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended December 31, 2018, the average quarterly balance of outstanding derivative financial instruments were as follows:

	Active		Merger
	Bond	Arbitrage	Arbitrage
	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$—	$29,864	$22,165
Written Options - Premiums received	$—	$35,681	$27,831
Interest rate contracts:
Futures Contracts - Notional value	$65,037,518	$—	$—

Portfolio securities loaned —The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Arbitrage Fund	Common Stocks	$2,997,323	$3,056,105	$58,782
Emerging Markets Small Cap Fund	Common Stocks	202,491	215,101	12,610
High Yield Fund	Corporate Bonds	3,211,298	3,386,372	175,074
Merger Arbitrage Fund	Common Stocks	214,795	218,042	3,247
Premium Yield Equity Fund	Common Stocks	608,235	620,125	11,890
Sands Capital Select Growth Fund	Common Stocks	19,965,036	20,072,400	107,364
Small Cap Fund	Common Stocks	436,188	440,100	3,912
Small Cap Value Fund	Common Stocks	1,786,692	2,026,235	239,543

*	The remaining contractual maturity is overnight for all securities.

**	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities

63

Notes to Portfolios of Investments (Unaudited) (Continued)

for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Active Bond Fund	$326,134,407	$1,778,337	$(8,095,601)	$527,214	$(612,930)	$(6,402,980)
Anti-Benchmark® International Core Equity Fund	24,640,436	438,579	(1,412,049)	960	(50)	(972,560)
Anti-Benchmark® US Core Equity Fund	24,550,403	104,997	(1,783,718)	—	—	(1,678,721)
Arbitrage Fund	156,654,802	3,301,925	(3,185,397)	1,313,648	(71,557)	1,358,619
Emerging Markets Small Cap Fund	9,013,914	350,114	(1,362,695)	240	(366)	(1,012,707)
High Yield Fund	185,325,443	186,336	(13,108,162)	—	—	(12,921,826)
Impact Bond Fund	263,399,878	1,119,720	(6,393,842)	—	—	(5,274,122)
Merger Arbitrage Fund	83,041,602	1,796,274	(2,081,034)	708,979	(31,916)	392,303
Mid Cap Fund	799,888,504	116,289,998	(42,624,174)	—	—	73,665,824
Mid Cap Value Fund	686,786,044	63,448,436	(97,580,032)	—	—	(34,131,596)
Premium Yield Equity Fund	68,451,175	7,981,532	(5,150,703)	—	—	2,830,829
Sands Capital Select Growth Fund	760,299,050	842,384,564	(36,385,238)	—	—	805,999,326
Small Cap Fund	63,989,488	22,764,481	(6,111,035)	—	—	16,653,446
Small Cap Value Fund	146,707,610	4,774,616	(25,012,016)	—	—	(20,237,400)
Ultra Short Duration Fixed Income Fund	935,085,445	809,216	(4,440,991)	—	—	(3,631,775)

* Other includes Short Sales, Derivatives and Foreign Currency Transactions.

64

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/21/2019

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 2/21/2019

* Print the name and title of each signing officer under his or her signature.